Quarterly Holdings Report
for
Fidelity® Emerging Markets Index Fund
July 31, 2026
EMX-NPRT3-0926
1.929352.114
Common Stocks - 96.4%
	Shares	Value ($)
AUSTRALIA - 0.3%
Materials - 0.3%
Metals & Mining - 0.3%
Anglogold Ashanti Plc (South Africa)	620,229	46,903,477
BRAZIL - 4.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Telefonica Brasil SA	872,700	5,617,550
Wireless Telecommunication Services - 0.0%
TIM SA/Brazil	1,030,200	3,948,746
TOTAL COMMUNICATION SERVICES		9,566,296
Consumer Discretionary - 0.1%
Specialty Retail - 0.1%
Ultrapar Participacoes SA	891,500	5,812,429
Vibra Energia SA	1,325,678	9,427,753
TOTAL CONSUMER DISCRETIONARY		15,240,182
Consumer Staples - 0.2%
Beverages - 0.2%
Ambev SA	5,326,300	16,801,148
Consumer Staples Distribution & Retail - 0.0%
Raia Drogasil SA	1,614,464	5,885,660
Food Products - 0.0%
MBRF Global Foods Co SA	688,699	2,382,999
TOTAL CONSUMER STAPLES		25,069,807
Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Petroleo Brasileiro SA - Petrobras	4,500,797	43,541,636
Petroleo Brasileiro SA - Petrobras (PN)	5,433,000	46,536,571
PRIO SA/Brazil (d)	1,018,100	12,221,257
TOTAL ENERGY		102,299,464
Financials - 1.6%
Banks - 1.2%
Banco Bradesco SA	1,776,080	5,602,422
Banco Bradesco SA (PN)	6,656,704	24,201,899
Banco do Brasil SA	2,113,600	8,901,958
Itau Unibanco Holding SA	6,681,070	56,528,430
Itau Unibanco Holding SA	589,600	5,308,453
Itausa SA	7,245,172	19,752,479
NU Holdings Ltd/Cayman Islands Class A (d)	4,478,379	64,175,171
		184,470,812
Capital Markets - 0.3%
B3 SA - Brasil Bolsa Balcao	6,198,442	19,234,288
Banco BTG Pactual SA unit	1,471,600	16,489,329
XP Inc Class A	492,504	8,402,118
		44,125,735
Financial Services - 0.0%
StoneCo Ltd Class A	236,943	2,695,227
Insurance - 0.1%
BB Seguridade Participacoes SA	775,700	6,313,757
Caixa Seguridade Participacoes S/A	738,700	2,950,924
Porto Seguro SA	238,700	2,575,755
		11,840,436
TOTAL FINANCIALS		243,132,210
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Rede D'Or Sao Luiz SA (b)(c)	843,720	5,765,555
Industrials - 0.3%
Aerospace & Defense - 0.1%
Embraer SA	818,400	14,028,146
Electrical Equipment - 0.1%
WEG SA	1,804,764	16,804,565
Ground Transportation - 0.1%
Localiza Rent a Car SA	1,031,479	7,652,945
Rumo SA	1,486,100	4,233,310
		11,886,255
Transportation Infrastructure - 0.0%
Motiva Infraestrutura de Mobilidade SA	1,244,300	3,623,066
TOTAL INDUSTRIALS		46,342,032
Materials - 0.6%
Containers & Packaging - 0.0%
Klabin SA unit	956,677	3,444,236
Metals & Mining - 0.6%
Gerdau SA	1,567,670	7,725,239
Vale SA	4,362,607	65,648,021
		73,373,260
Paper & Forest Products - 0.0%
Suzano SA	738,117	6,307,809
TOTAL MATERIALS		83,125,305
Utilities - 0.5%
Electric Utilities - 0.3%
Axia Energia SA	1,592,911	16,597,962
Axia Energia SA Series C	429,408	4,405,770
Cia Energetica de Minas Gerais	2,093,074	4,682,335
Cia Paranaense de Energia - Copel	2,374,400	6,946,402
CPFL Energia SA	230,800	2,100,769
Energisa S/A unit	348,810	3,427,444
Equatorial SA	1,310,803	9,996,872
		48,157,554
Independent Power and Renewable Electricity Producers - 0.1%
Eneva SA (d)	1,128,800	5,858,720
Engie Brasil Energia SA	406,670	2,390,689
		8,249,409
Water Utilities - 0.1%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	2,916,966	15,939,548
TOTAL UTILITIES		72,346,511
TOTAL BRAZIL		602,887,362
CHILE - 0.5%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Falabella SA	848,024	5,669,608
Specialty Retail - 0.0%
Empresas Copec SA	479,566	3,275,336
TOTAL CONSUMER DISCRETIONARY		8,944,944
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Cencosud SA	1,521,402	3,198,912
Financials - 0.2%
Banks - 0.2%
Banco de Chile	55,859,777	11,638,180
Banco de Credito e Inversiones SA	94,014	6,764,761
Banco Santander Chile	81,093,682	7,064,025
TOTAL FINANCIALS		25,466,966
Industrials - 0.1%
Passenger Airlines - 0.1%
Latam Airlines Group SA	423,037,307	11,256,728
Materials - 0.1%
Chemicals - 0.1%
Sociedad Quimica y Minera de Chile SA Class B	175,411	11,829,276
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Plaza SA	941,110	3,815,962
Utilities - 0.0%
Electric Utilities - 0.0%
Enel Chile SA	29,509,005	2,602,251
TOTAL CHILE		67,115,039
CHINA - 21.0%
Communication Services - 4.1%
Diversified Telecommunication Services - 0.0%
China Tower Corp Ltd H Shares (b)(c)	5,446,800	6,966,159
Entertainment - 0.5%
37 Interactive Entertainment Network Technology Group Co Ltd A Shares (China)	163,400	480,397
Beijing Enlight Media Co Ltd A Shares (China)	216,200	381,256
China Ruyi Holdings Ltd (d)(e)	14,440,000	2,651,433
Giant Network Group Co Ltd A Shares (China)	140,100	608,648
Kingnet Network Co Ltd A Shares (China)	157,700	400,915
Kingsoft Corp Ltd	1,188,200	4,054,401
Mango Excellent Media Co Ltd A Shares (China)	138,007	334,423
Netease Inc	2,155,350	57,345,709
Tencent Music Entertainment Group Class A ADR	703,990	6,652,706
Zhejiang Century Huatong Group Co Ltd A Shares (China)	543,100	1,088,785
		73,998,673
Interactive Media & Services - 3.6%
Baidu Inc A Shares (d)	2,565,002	35,531,954
Bilibili Inc Z Shares (d)	310,492	5,910,402
Kuaishou Technology B Shares (b)(c)	3,485,000	19,419,374
Kunlun Tech Co Ltd A Shares (China) (d)	92,700	591,584
Tencent Holdings Ltd	7,565,700	462,286,860
		523,740,174
Media - 0.0%
Bluefocus Intelligent Communications Group Co Ltd A Shares (China)	264,500	561,953
Focus Media Information Technology Co Ltd A Shares (China)	1,064,220	886,014
Leo Group Co Ltd A Shares (China)	498,600	342,146
		1,790,113
Wireless Telecommunication Services - 0.0%
China United Network Communications Ltd A Shares (China)	2,316,700	1,529,416
TOTAL COMMUNICATION SERVICES		608,024,535
Consumer Discretionary - 5.4%
Automobile Components - 0.1%
Changzhou Xingyu Automotive Lighting Systems Co Ltd A Shares (China)	21,000	308,200
Fuyao Glass Industry Group Co Ltd A Shares (China)	147,600	1,303,583
Fuyao Glass Industry Group Co Ltd H Shares (b)(c)	745,200	5,644,303
Hesai Group B Shares (e)	1,150,980	2,432,586
Huayu Automotive Systems Co Ltd A Shares (China)	233,100	581,653
Huizhou Desay Sv Automotive Co Ltd A Shares (China)	43,900	600,257
Ningbo Tuopu Group Co Ltd A Shares (China)	128,050	883,167
Sailun Group Co Ltd A Shares (China)	241,500	506,400
Shenzhen Kedali Industry Co Ltd A Shares (China)	20,300	546,343
Wanxiang Qianchao Co Ltd A Shares (China)	244,300	405,532
		13,212,024
Automobiles - 0.8%
Anhui Jianghuai Automobile Group Corp Ltd A Shares (China) (d)	161,600	628,560
BAIC BluePark New Energy Technology Co Ltd A Shares (China) (d)	469,700	418,995
BYD Co Ltd A Shares (China)	400,100	5,673,694
BYD Co Ltd H Shares	4,524,500	54,089,673
Chongqing Afari Technology Co Ltd A Shares (China) (d)	332,700	410,265
Chongqing Changan Automobile Co Ltd A Shares (China)	611,076	712,423
Geely Automobile Holdings Ltd	7,992,000	20,177,701
Great Wall Motor Co Ltd A Shares (China)	3,400	8,463
Great Wall Motor Co Ltd H Shares	2,840,000	3,288,177
Guangzhou Automobile Group Co Ltd A Shares (China) (d)	332,000	271,391
Guangzhou Automobile Group Co Ltd H Shares (d)(e)	78,000	23,372
Li Auto Inc A Shares (d)(e)	1,495,048	10,182,243
NIO Inc A Shares (d)	2,150,819	10,553,727
SAIC Motor Corp Ltd A Shares (China)	609,000	1,020,940
Seres Group Co Ltd A Shares (China)	120,300	1,110,144
XPeng Inc A Shares (d)	1,537,752	9,974,321
Yadea Group Holdings Ltd (b)(c)	1,437,185	1,966,362
Zhejiang Leapmotor Technology Co Ltd H Shares (b)(c)(d)	625,000	3,184,612
		123,695,063
Broadline Retail - 3.0%
Alibaba Group Holding Ltd	20,563,640	313,254,221
CCOOP Group Co Ltd A Shares (China) (d)	1,336,300	280,867
JD.com Inc A Shares	2,812,207	46,260,732
MINISO Group Holding Ltd A Shares	533,764	1,742,821
PDD Holdings Inc Class A ADR (d)	697,504	61,770,954
Vipshop Holdings Ltd Class A ADR	340,703	5,226,384
		428,535,979
Distributors - 0.0%
Zhejiang China Commodities City Group Co Ltd A Shares (China)	403,600	765,484
Diversified Consumer Services - 0.1%
New Oriental Education & Technology Group Inc	1,564,210	9,173,005
TAL Education Group Class A ADR (d)	411,895	5,148,687
		14,321,692
Hotels, Restaurants & Leisure - 1.0%
H World Group Ltd ADR	226,974	9,689,520
Haidilao International Holding Ltd (b)(c)(e)	2,055,000	3,115,621
Meituan B Shares (b)(c)(d)	6,185,120	73,024,490
Tongcheng Travel Holdings Ltd (b)	1,592,000	2,898,827
Trip.com Group Ltd (d)	721,062	33,782,114
Yum China Holdings Inc (Hong Kong)	409,437	19,463,189
		141,973,761
Household Durables - 0.1%
Ecovacs Robotics Co Ltd A Shares (China)	42,400	381,191
Gree Electric Appliances Inc of Zhuhai A Shares (China)	206,500	1,293,698
Haier Smart Home Co Ltd A Shares (China)	465,100	1,595,763
Haier Smart Home Co Ltd H Shares	2,798,200	8,066,751
Midea Group Co Ltd A Shares (China)	255,800	3,318,274
Midea Group Co Ltd H Shares (e)	519,900	6,587,018
Sichuan Changhong Electric Co Ltd A Shares (China) (d)	338,000	347,216
		21,589,911
Specialty Retail - 0.1%
China Tourism Group Duty Free Corp Ltd A Shares (China)	134,700	1,158,824
China Tourism Group Duty Free Corp Ltd H Shares (b)(c)(e)	14,500	99,102
Chow Tai Fook Jewellery Group Ltd (e)	1,938,800	3,058,114
Pop Mart International Group Ltd (b)(c)(e)	617,600	12,804,979
		17,121,019
Textiles, Apparel & Luxury Goods - 0.2%
ANTA Sports Products Ltd	1,546,800	15,571,746
Bosideng International Holdings Ltd	5,746,000	3,619,458
Laopu Gold Co Ltd H Shares (e)	48,400	2,004,529
Li Ning Co Ltd	2,861,500	5,527,865
Shenzhou International Group Holdings Ltd	1,016,800	5,779,984
		32,503,582
TOTAL CONSUMER DISCRETIONARY		793,718,515
Consumer Staples - 0.6%
Beverages - 0.3%
Anhui Gujing Distillery Co Ltd A Shares (China)	30,100	422,689
China Resources Beer Holdings Co Ltd	1,992,878	6,012,875
Eastroc Beverage Group Co Ltd A Shares (China)	49,760	1,001,343
Jiangsu Yanghe Distillery Co Ltd A Shares (China)	111,100	705,578
Kweichow Moutai Co Ltd A Shares (China)	92,300	18,444,827
Luzhou Laojiao Co Ltd A Shares (China)	108,400	1,458,615
Nongfu Spring Co Ltd H Shares (b)(c)(e)	2,164,200	12,081,592
Shanxi Xinghuacun Fen Wine Factory Co Ltd A Shares (China)	89,840	1,691,012
Tsingtao Brewery Co Ltd A Shares (China)	61,000	505,963
Tsingtao Brewery Co Ltd H Shares	754,000	4,480,312
Wuliangye Yibin Co Ltd A Shares (China)	286,100	3,303,196
		50,108,002
Consumer Staples Distribution & Retail - 0.1%
Alibaba Health Information Technology Ltd (d)(e)	6,458,000	2,956,266
JD Health International Inc (b)(c)(d)	1,281,400	6,437,718
Yonghui Superstores Co Ltd A Shares (China) (d)	667,800	325,051
		9,719,035
Food Products - 0.2%
Angel Yeast Co Ltd A Shares (China)	64,300	399,360
China Feihe Ltd (b)(c)(e)	4,338,000	1,819,854
China Mengniu Dairy Co Ltd	3,575,000	8,615,666
Foshan Haitian Flavouring & Food Co Ltd A Shares (China)	341,656	1,942,295
Guangdong Haid Group Co Ltd A Shares (China)	122,700	899,148
Henan Shuanghui Investment & Development Co Ltd A Shares (China)	234,623	902,915
Inner Mongolia Yili Industrial Group Co Ltd A Shares (China)	466,600	1,871,126
Muyuan Foods Group Co Ltd A Shares (China)	402,340	2,318,621
New Hope Liuhe Co Ltd A Shares (China) (d)	330,600	342,637
Tingyi Cayman Islands Holding Corp	2,422,000	3,675,125
Want Want China Holdings Ltd	5,073,000	2,186,415
Wens Foodstuff Group Co Ltd A Shares (China)	490,180	1,013,801
		25,986,963
Personal Care Products - 0.0%
Giant Biogene Holding Co ltd (b)(c)(e)	521,800	2,047,971
Hengan International Group Co Ltd	786,500	2,483,135
		4,531,106
Tobacco - 0.0%
Smoore International Holdings Ltd (b)(c)(e)	2,282,000	2,677,037
TOTAL CONSUMER STAPLES		93,022,143
Energy - 0.7%
Energy Equipment & Services - 0.0%
China Oilfield Services Ltd H Shares	2,224,000	2,007,794
Yantai Jereh Oilfield Services Group Co Ltd A Shares (China)	75,500	1,505,415
		3,513,209
Oil, Gas & Consumable Fuels - 0.7%
China Coal Energy Co Ltd H Shares	2,269,000	3,098,668
China Merchants Energy Shipping Co Ltd A Shares (China)	594,900	1,473,664
China Petroleum & Chemical Corp A Shares (China)	2,143,800	1,673,678
China Petroleum & Chemical Corp H Shares	27,757,000	15,679,321
China Shenhua Energy Co Ltd A Shares (China)	403,800	2,729,474
China Shenhua Energy Co Ltd H Shares	4,150,000	22,997,934
COSCO SHIPPING Energy Transportation Co Ltd A Shares (China)	321,300	800,831
COSCO SHIPPING Energy Transportation Co Ltd H Shares (e)	1,452,000	2,575,401
Inner Mongolia Dian Tou Energy Corp Ltd A Shares (China)	191,900	766,605
Inner Mongolia Yitai Coal Co Ltd B Shares	1,060,804	3,056,192
PetroChina Co Ltd A Shares (China)	1,833,300	3,016,576
PetroChina Co Ltd H Shares	25,910,000	32,840,126
Shaanxi Coal Industry Co Ltd A Shares (China)	714,500	2,621,040
Shanxi Coking Coal Energy Group Co Ltd A Shares (China)	419,460	403,880
Shanxi Lu'an Environmental Energy Development Co Ltd A Shares (China)	220,700	493,643
Yankuang Energy Group Co Ltd A Shares (China)	420,575	1,257,652
Yankuang Energy Group Co Ltd H Shares	3,964,600	5,995,633
		101,480,318
TOTAL ENERGY		104,993,527
Financials - 4.2%
Banks - 2.8%
Agricultural Bank of China Ltd A Shares (China)	6,297,900	6,436,148
Agricultural Bank of China Ltd H Shares	33,007,000	26,557,453
Bank of Beijing Co Ltd A Shares (China)	1,567,380	1,200,967
Bank of Changsha Co Ltd A Shares (China)	299,700	423,165
Bank of Chengdu Co Ltd A Shares (China)	313,800	852,140
Bank of China Ltd A Shares (China)	2,936,900	2,635,856
Bank of China Ltd H Shares	82,159,000	57,724,178
Bank of Communications Co Ltd A Shares (China)	3,951,200	4,199,815
Bank of Communications Co Ltd H Shares	9,657,000	9,309,258
Bank of Hangzhou Co Ltd A Shares (China)	535,920	1,306,264
Bank of Jiangsu Co Ltd A Shares (China)	1,355,000	2,373,498
Bank of Nanjing Co Ltd A Shares (China)	912,800	1,558,266
Bank of Ningbo Co Ltd A Shares (China)	487,180	2,300,394
Bank of Shanghai Co Ltd A Shares (China)	1,050,577	1,470,279
Bank of Suzhou Co Ltd A Shares (China)	333,000	419,050
China CITIC Bank Corp Ltd A Shares (China)	919,400	1,055,352
China CITIC Bank Corp Ltd H Shares	9,578,000	9,440,725
China Construction Bank Corp A Shares (China)	1,539,200	2,473,045
China Construction Bank Corp H Shares	103,385,000	121,314,639
China Everbright Bank Co Ltd A Shares (China)	3,430,300	1,611,101
China Merchants Bank Co Ltd A Shares (China)	1,546,700	9,074,154
China Merchants Bank Co Ltd H Shares	4,630,346	30,052,613
China Minsheng Banking Corp Ltd A Shares (China)	2,634,100	1,412,276
China Minsheng Banking Corp Ltd H Shares	8,163,040	3,778,415
China Zheshang Bank Co Ltd A Shares (China)	1,597,480	716,713
Chongqing Rural Commercial Bank Co Ltd A Shares (China)	644,700	645,156
Chongqing Rural Commercial Bank Co Ltd H Shares	2,637,000	2,205,794
CNPC Capital Co Ltd A Shares (China)	575,200	612,369
Huaxia Bank Co Ltd A Shares (China)	962,100	984,327
Industrial & Commercial Bank of China Ltd A Shares (China)	4,682,500	5,540,435
Industrial & Commercial Bank of China Ltd H Shares	79,900,000	76,513,440
Industrial Bank Co Ltd A Shares (China)	1,561,200	4,368,373
Ping An Bank Co Ltd A Shares (China)	1,434,500	2,470,724
Postal Savings Bank of China Co Ltd A Shares (China)	2,201,400	1,673,844
Postal Savings Bank of China Co Ltd H Shares (b)(c)	10,392,000	6,731,531
Shanghai Pudong Development Bank Co Ltd A Shares (China)	2,456,600	3,457,961
Shanghai Rural Commercial Bank Co Ltd A Shares (China)	714,000	908,356
		405,808,074
Capital Markets - 0.4%
Beijing Compass Technology Development Co Ltd A Shares (China)	44,900	548,115
BOC International China Co Ltd A Shares (China)	204,400	357,982
Caitong Securities Co Ltd A Shares (China)	340,690	422,528
Changjiang Securities Co Ltd A Shares (China)	407,100	518,480
China Galaxy Securities Co Ltd A Shares (China)	541,900	1,013,292
China Galaxy Securities Co Ltd H Shares	4,192,500	4,068,260
China Great Wall Securities Co Ltd A Shares (China)	295,200	363,311
China International Capital Corp Ltd A Shares (China)	218,500	1,142,533
China International Capital Corp Ltd H Shares (b)(c)	2,097,600	5,777,334
China Merchants Securities Co Ltd A Shares (China)	546,300	1,422,004
CITIC Securities Co Ltd A Shares (China)	900,695	3,789,217
CITIC Securities Co Ltd H Shares	1,928,425	6,717,915
CSC Financial Co Ltd A Shares (China)	318,700	1,216,751
Dongxing Securities Co Ltd A Shares (China)	237,800	486,776
East Money Information Co Ltd A Shares (China)	1,164,117	3,473,999
Everbright Securities Co Ltd A Shares (China)	287,100	629,151
Founder Securities Co Ltd A Shares (China)	605,600	636,859
GF Securities Co Ltd A Shares (China)	437,400	1,382,060
GF Securities Co Ltd H Shares	1,234,600	2,688,841
Guolian Minsheng Securities Co Ltd A Shares (China)	383,900	512,144
Guosen Securities Co Ltd A Shares (China)	425,400	649,502
Guotai Haitong Securities Co Ltd A Shares (China)	1,032,550	2,803,994
Guotai Haitong Securities Co Ltd H Shares (b)(c)	2,809,288	5,348,193
Guoyuan Securities Co Ltd A Shares (China)	320,110	347,967
Hithink RoyalFlush Information Network Co Ltd A Shares (China)	55,520	1,931,930
Huatai Securities Co Ltd A Shares (China)	531,400	1,543,111
Huatai Securities Co Ltd H Shares (b)(c)	1,592,200	3,429,085
Industrial Securities Co Ltd A Shares (China)	637,310	570,248
Orient Securities Co Ltd/China A Shares (China)	548,608	746,425
SDIC Capital Co Ltd A Shares (China)	469,700	453,639
Shenwan Hongyuan Group Co Ltd A Shares (China)	1,654,400	1,148,696
SooChow Securities Co Ltd A Shares (China)	365,145	438,845
Tianfeng Securities Co Ltd A Shares (China) (d)	739,400	406,510
Zheshang Securities Co Ltd A Shares (China)	336,900	476,820
Zhongtai Securities Co Ltd A Shares (China)	534,000	446,206
		57,908,723
Financial Services - 0.0%
Far East Horizon Ltd (e)	2,949,000	2,587,106
Insurance - 1.0%
China Life Insurance Co Ltd A Shares (China)	161,800	945,673
China Life Insurance Co Ltd H Shares	9,142,000	34,038,866
China Pacific Insurance Group Co Ltd A Shares (China)	501,600	2,398,718
China Pacific Insurance Group Co Ltd H Shares	3,241,200	12,630,199
China Taiping Insurance Holdings Co Ltd	1,765,177	4,956,289
New China Life Insurance Co Ltd A Shares (China)	152,900	1,427,186
New China Life Insurance Co Ltd H Shares	1,144,100	7,055,070
People's Insurance Co Group of China Ltd/The A Shares (China)	698,800	761,768
People's Insurance Co Group of China Ltd/The H Shares	10,713,000	7,458,556
PICC Property & Casualty Co Ltd H Shares	8,473,840	17,720,465
Ping An Insurance Group Co of China Ltd A Shares (China)	784,594	6,369,708
Ping An Insurance Group Co of China Ltd H Shares	8,005,000	59,803,547
		155,566,045
TOTAL FINANCIALS		621,869,948
Health Care - 0.9%
Biotechnology - 0.3%
3SBio Inc (b)(c)	2,337,500	4,983,551
Akeso Inc (b)(c)(d)(e)	792,000	9,487,963
Beijing Wantai Biological Pharmacy Enterprise Co Ltd A Shares (China) (d)	66,907	303,560
Chongqing Zhifei Biological Products Co Ltd A Shares (China) (d)	176,250	340,155
Imeik Technology Development Co Ltd A Shares (China)	22,300	360,230
Innovent Biologics Inc (b)(c)(d)	1,758,000	19,435,199
Remegen Co Ltd A Shares (China) (d)	30,433	508,703
Remegen Co Ltd H Shares (b)(c)(d)(e)	222,500	2,319,363
Shanghai RAAS Blood Products Co Ltd A Shares (China)	490,200	376,045
Sichuan Kelun-Biotech Biopharmaceutical Co Ltd H Shares (d)(e)	68,200	4,207,278
		42,322,047
Health Care Equipment & Supplies - 0.0%
APT Medical Inc A Shares (China)	10,366	349,021
Shanghai United Imaging Healthcare Co Ltd A Shares (China)	60,686	1,038,511
Shenzhen Mindray Bio-Medical Electronics Co Ltd A Shares (China)	89,300	2,101,202
Shenzhen New Industries Biomedical Engineering Co Ltd A Shares (China)	57,800	409,993
		3,898,727
Health Care Providers & Services - 0.0%
Aier Eye Hospital Group Co Ltd A Shares (China)	686,771	923,288
Huadong Medicine Co Ltd A Shares (China)	129,380	558,190
Shanghai Pharmaceuticals Holding Co Ltd A Shares (China)	199,300	497,827
Shanghai Pharmaceuticals Holding Co Ltd H Shares	12,000	18,392
Sinopharm Group Co Ltd H Shares	1,651,200	3,661,694
		5,659,391
Life Sciences Tools & Services - 0.4%
Genscript Biotech Corp (d)	1,478,000	3,403,637
Hangzhou Tigermed Consulting Co Ltd A Shares (China)	25,300	187,359
Hangzhou Tigermed Consulting Co Ltd H Shares (b)(c)(e)	3,200	15,391
Pharmaron Beijing Co Ltd A Shares (China)	104,525	568,930
Pharmaron Beijing Co Ltd H Shares (b)(c)	8,575	25,039
Wuxi Apptec Co Ltd A Shares (China)	182,044	3,460,264
Wuxi Apptec Co Ltd H Shares (b)(c)	501,722	10,280,874
Wuxi Biologics Cayman Inc (b)(c)(d)	4,319,500	21,318,915
WuXi XDC Cayman Inc (d)	464,000	3,064,776
XtalPi Holdings Ltd (d)(e)	2,114,000	1,843,793
		44,168,978
Pharmaceuticals - 0.2%
Beijing Tong Ren Tang Co Ltd A Shares (China)	101,400	395,477
Changchun High-Tech Industry Group Co Ltd A Shares (China)	30,100	361,212
China Resources Sanjiu Medical & Pharmaceutical Co Ltd A Shares (China)	123,194	471,280
CSPC Innovation Pharmaceutical Co Ltd A Shares (China) (d)	86,160	485,101
CSPC Pharmaceutical Group Ltd	9,907,840	10,839,701
Haisco Pharmaceutical Group Co Ltd A Shares (China)	64,600	597,086
Hansoh Pharmaceutical Group Co Ltd (b)(c)	1,528,000	6,269,897
Hebei Changshan Biochemical Pharmaceutical CO Ltd A Shares (China) (d)	67,500	249,182
Jiangsu Hengrui Pharmaceuticals Co Ltd A Shares (China)	470,075	3,763,224
Kangmei Pharmaceutical Co Ltd rights (d)(f)	9,108	0
Shanghai Allist Pharmaceuticals Co Ltd A Shares (China)	33,167	546,423
Shanghai Fosun Pharmaceutical Group Co Ltd A Shares (China)	148,500	510,742
Shanghai Fosun Pharmaceutical Group Co Ltd H Shares (e)	13,500	28,266
Shenzhen Salubris Pharmaceuticals Co Ltd A Shares (China)	82,100	404,887
Sichuan Biokin Pharmaceutical Co Ltd A Shares (China) (d)	18,225	804,374
Sichuan Kelun Pharmaceutical Co Ltd A Shares (China)	117,700	758,649
Sino Biopharmaceutical Ltd	12,087,000	7,752,424
Yunnan Baiyao Group Co Ltd A Shares (China)	132,200	1,035,438
Zhangzhou Pientzehuang Pharmaceutical Co Ltd A Shares (China)	44,500	919,837
		36,193,200
TOTAL HEALTH CARE		132,242,343
Industrials - 1.2%
Aerospace & Defense - 0.0%
AECC Aviation Power Co Ltd A Shares (China)	196,100	1,006,208
Kuang-Chi Technologies Co Ltd A Shares (China)	158,200	723,499
		1,729,707
Air Freight & Logistics - 0.1%
J&T Global Express Ltd B Shares (d)(e)	2,684,800	3,454,253
JD Logistics Inc (b)(c)(d)	2,048,900	3,924,115
SF Holding Co Ltd A Shares (China)	354,100	1,836,003
YTO Express Group Co Ltd A Shares (China)	252,600	705,218
ZTO Express Cayman Inc A Shares	467,749	11,193,794
		21,113,383
Building Products - 0.0%
Beijing New Building Materials PLC A Shares (China)	125,600	358,779
Commercial Services & Supplies - 0.0%
Zhejiang Weiming Environment Protection Co Ltd A Shares (China)	151,148	342,231
Construction & Engineering - 0.1%
China Energy Engineering Corp Ltd A Shares (China)	2,575,000	991,568
China National Chemical Engineering Co Ltd A Shares (China)	450,900	523,259
China Railway Group Ltd A Shares (China)	1,483,700	1,012,134
China Railway Group Ltd H Shares (e)	4,954,000	2,280,418
China State Construction Engineering Corp Ltd A Shares (China)	3,052,680	2,125,604
Metallurgical Corp of China Ltd A Shares (China) (d)	1,325,200	533,446
Power Construction Corp of China Ltd A Shares (China)	1,268,100	917,933
Sichuan Road and Bridge Group Co Ltd A Shares (China)	480,900	642,364
		9,026,726
Electrical Equipment - 0.4%
China XD Electric Co Ltd A Shares (China)	378,100	747,074
CNGR Advanced Material Co Ltd A Shares (China)	69,220	416,991
Contemporary Amperex Technology Co Ltd A Shares (China)	324,680	19,023,699
Contemporary Amperex Technology Co Ltd H Shares (e)	214,627	16,990,897
Dajin Heavy Industry Co Ltd A Shares (China)	47,100	275,130
Dongfang Electric Corp Ltd A Shares (China)	224,800	836,278
Eve Energy Co Ltd A Shares (China)	154,655	1,242,944
GEM Co Ltd A Shares (China)	376,600	373,322
Goldwind Science & Technology Co Ltd A Shares (China)	254,200	690,584
Gotion High-Tech Co Ltd A Shares (China)	133,700	565,035
Hunan Yuneng New Energy Battery Material Co Ltd (China)	62,200	583,553
Jiangsu Zhongtian Technology Co Ltd A Shares (China)	251,500	1,058,245
JL Mag Rare-Earth Co Ltd A Shares (China)	84,100	318,442
NARI Technology Co Ltd A Shares (China)	592,694	2,135,162
Ningbo Deye Technology Corp A Shares (China)	93,907	1,138,521
Ningbo Orient Wires & Cables Co Ltd A Shares (China)	60,900	370,936
Ningbo Sanxing Medical Electric Co Ltd A Shares (China)	103,700	254,583
Shanghai Electric Group Co Ltd A Shares (China)	928,600	948,581
Shenzhen Megmeet Electrical Co Ltd (China)	42,700	674,372
Sichuan Huafeng Technology Co Ltd A Shares (China) (d)	33,986	691,396
Sungrow Power Supply Co Ltd A Shares (China)	152,840	2,349,104
Sunwoda Electronic Co Ltd A Shares (China)	136,600	385,361
TBEA Co Ltd A Shares (China)	372,770	1,156,143
Wolong Electric Group Co Ltd A Shares (China)	115,300	541,256
Zhejiang Chint Electrics Co Ltd A Shares (China)	158,400	591,671
Zhejiang Huayou Cobalt Co Ltd A Shares (China)	139,650	825,947
		55,185,227
Ground Transportation - 0.1%
Daqin Railway Co Ltd A Shares (China)	1,506,600	1,109,020
Full Truck Alliance Co Ltd ADR	859,766	8,159,179
		9,268,199
Industrial Conglomerates - 0.1%
CITIC Ltd	5,361,000	8,456,030
Machinery - 0.3%
Airtac International Group	171,551	6,951,146
China CSSC Holdings Ltd A Shares (China)	554,500	2,888,900
CRRC Corp Ltd A Shares (China)	1,719,500	1,568,741
CRRC Corp Ltd H Shares (e)	5,216,000	3,498,439
Haitian International Holdings Ltd	786,000	2,086,672
Jiangsu Hengli Hydraulic Co Ltd A Shares (China)	98,876	1,588,914
RoboTechnik Intelligent Technology Co Ltd A Shares (China)	12,400	762,293
Sany Heavy Industry Co Ltd A Shares (China)	624,800	1,901,705
Shandong Himile Mechanical Science & Technology Co Ltd A Shares (China)	85,620	662,418
Shenzhen Envicool Technology Co Ltd A Shares (China)	92,910	651,805
Shenzhen Inovance Technology Co Ltd A Shares (China)	99,750	946,545
Sinotruk Hong Kong Ltd	1,017,500	5,272,774
UBTech Robotics Corp Ltd H Shares (d)(e)	265,800	2,763,949
Weichai Power Co Ltd A Shares (China)	497,900	2,061,053
Weichai Power Co Ltd H Shares	2,387,200	10,026,825
XCMG Construction Machinery Co Ltd A Shares (China)	865,300	1,148,116
Yutong Bus Co Ltd A Shares (China)	163,300	778,862
Zhejiang Sanhua Intelligent Controls Co Ltd A Shares (China)	137,700	764,856
Zhuzhou CRRC Times Electric Co Ltd A Shares (China)	51,796	362,209
Zhuzhou CRRC Times Electric Co Ltd H Shares	526,500	2,259,766
Zoomlion Heavy Industry Science and Technology Co Ltd A Shares (China)	349,100	392,945
Zoomlion Heavy Industry Science and Technology Co Ltd H Shares	203,400	196,335
		49,535,268
Marine Transportation - 0.1%
COSCO SHIPPING Holdings Co Ltd A Shares (China)	927,710	2,145,203
COSCO SHIPPING Holdings Co Ltd H Shares (e)	2,875,550	5,782,340
		7,927,543
Passenger Airlines - 0.0%
Air China Ltd A Shares (China) (d)	722,800	669,564
China Eastern Airlines Corp Ltd A Shares (China) (d)	1,252,500	693,570
China Southern Airlines Co Ltd A Shares (China) (d)	735,200	571,664
China Southern Airlines Co Ltd H Shares (d)(e)	168,000	75,405
Hainan Airlines Holding Co Ltd A Shares (China) (d)	3,151,500	639,429
Spring Airlines Co Ltd A Shares (China)	72,100	502,502
		3,152,134
Professional Services - 0.0%
Kanzhun Ltd ADR	451,812	7,355,499
Trading Companies & Distributors - 0.0%
BOC Aviation Ltd (b)(c)(e)	256,400	2,530,521
Transportation Infrastructure - 0.0%
Beijing-Shanghai High Speed Railway Co Ltd A Shares (China)	3,613,300	2,745,212
China Merchants Expressway Network & Technology Holdings Co Ltd A Shares (China)	376,300	563,446
China Merchants Port Holdings Co Ltd	1,549,283	3,020,572
Shanghai International Airport Co Ltd A Shares (China)	92,000	336,267
		6,665,497
TOTAL INDUSTRIALS		182,646,744
Information Technology - 2.1%
Communications Equipment - 0.2%
Advanced Fiber Resources Zhuhai Ltd A Shares (China)	18,400	555,108
CICT Mobile Communication Technology Co Ltd A Shares (China) (d)	252,179	441,197
EverProX Technologies Co Ltd A Shares (China)	21,500	445,761
Fiberhome Telecommunication Technologies Co Ltd A Shares (China)	100,100	487,855
Guangzhou Haige Communications Group Inc Co A Shares (China)	182,900	269,952
Hengtong Optic-electric Co Ltd A Shares (China)	181,800	1,274,315
Jiangsu Etern Co Ltd A Shares (China)	107,800	509,748
QuantumCTek Co Ltd A Shares (China)	7,613	433,108
Shenzhen Sunway Communication Co Ltd A Shares (China)	71,400	606,184
Suzhou TFC Optical Communication Co Ltd A Shares (China)	80,256	2,023,051
Yangtze Optical Fibre & Cable Joint Stock Ltd Co A Shares (China)	24,000	958,052
Yangtze Optical Fibre & Cable Joint Stock Ltd Co H Shares (b)(c)(e)	492,000	6,069,698
Yealink Network Technology Corp Ltd A Shares (China)	93,630	538,999
Zhongji Innolight Co Ltd A Shares (China)	81,880	10,897,505
ZTE Corp A Shares (China)	296,400	1,483,558
ZTE Corp H Shares (e)	928,880	2,944,501
		29,938,592
Electronic Equipment, Instruments & Components - 0.4%
Aac Technologies Holdings Inc	957,000	4,702,997
Accelink Technologies Co Ltd A Shares (China) (d)	59,500	1,421,945
Avary Holding Shenzhen Co Ltd A Shares (China)	142,300	1,716,813
BOE Technology Group Co Ltd A Shares (China)	2,678,500	2,179,377
BYD Electronic International Co Ltd (e)	968,500	2,899,671
Chaozhou Three-Circle Group Co Ltd A Shares (China)	141,200	2,311,859
Delton Technology Guangzhou Inc A Shares (China)	26,200	550,974
Eoptolink Technology Inc Ltd A Shares (China)	102,580	6,010,688
Founder Technology Group Corp A Shares (China) (d)	315,000	427,368
Foxconn Industrial Internet Co Ltd A Shares (China)	779,796	6,543,021
GoerTek Inc A Shares (China)	261,200	894,728
Hgtech Co Ltd A Shares (China)	74,100	1,042,323
Lens Technology Co Ltd A Shares (China)	366,700	1,709,081
Lingyi iTech Guangdong Co A Shares (China)	538,000	984,682
Luxshare Precision Industry Co Ltd A Shares (China)	536,828	4,572,208
Maxscend Microelectronics Co Ltd A Shares (China) (d)	42,376	425,190
Raytron Technology Co Ltd A Shares (China)	34,276	716,893
Shanghai BOCHU Electronic Technology Corp Ltd A Shares (China)	29,802	462,385
Shannon Semiconductor Technology Co Ltd A Shares (China)	34,300	737,431
Shengyi Electronics Co Ltd A Shares (China)	51,082	714,013
Shengyi Technology Co Ltd A Shares (China)	179,000	2,797,390
Shennan Circuits Co Ltd A Shares (China)	50,232	2,289,949
Shenzhen Everwin Precision Technology Co Ltd A Shares (China)	100,100	408,679
Shenzhen Kinwong Electronic Co Ltd A Shares (China)	72,600	780,871
Sunny Optical Technology Group Co Ltd	795,100	5,682,617
SUPCON Technology Co Ltd A Shares (China)	58,374	803,517
Suzhou Dongshan Precision Manufacturing Co Ltd A Shares (China) (d)	135,000	3,424,053
TCL Technology Group Corp A Shares (China)	1,531,490	1,071,783
Unisplendour Corp Ltd A Shares (China)	210,703	1,085,773
Universal Scientific Industrial Shanghai Co Ltd A Shares (China)	146,700	475,885
Victory Giant Technology Huizhou Co Ltd A Shares (China)	64,300	1,813,529
Wuhan Guide Infrared Co Ltd A Shares (China) (d)	315,369	587,669
WUS Printed Circuit Kunshan Co Ltd A Shares (China)	141,890	2,178,024
Zhejiang Dahua Technology Co Ltd A Shares (China)	244,200	603,826
		65,027,212
IT Services - 0.0%
GDS Holdings Ltd A Shares (d)(e)	1,332,600	5,422,548
Isoftstone Information Technology Group Co Ltd A Shares (China)	76,300	433,579
Range Intelligent Computing Technology Group Co Ltd A Shares (China)	120,300	1,125,623
		6,981,750
Semiconductors & Semiconductor Equipment - 0.5%
ACM Research Shanghai Inc A Shares (China)	23,002	922,892
Advanced Micro-Fabrication Equipment Inc China A Shares (China)	68,849	3,501,063
Amlogic Shanghai Co Ltd A Shares (China)	31,099	448,390
Anji Microelectronics Technology Shanghai Co Ltd A Shares (China)	16,769	588,155
Biwin Storage Technology Co Ltd A Shares (China)	34,698	1,156,119
Cambricon Technologies Corp Ltd A Shares (China)	46,303	7,570,646
China Resources Microelectronics Ltd A Shares (China)	98,005	786,573
CSI Solar Co Ltd A Shares (China)	268,347	417,060
Dosilicon Co Ltd A Shares (China) (d)	32,643	491,864
GCL Technology Holdings Ltd (d)(e)	29,577,000	2,300,567
Gigadevice Semiconductor Inc A Shares (China)	49,284	2,752,438
Guobo Electronics Co Ltd A Shares (China)	30,753	329,257
Hangzhou Chang Chuan Technology Co Ltd A Shares (China)	46,800	1,795,928
Hangzhou First Applied Material Co Ltd A Shares (China)	192,657	418,204
Hangzhou Silan Microelectronics Co Ltd A Shares (China)	122,700	512,093
Henan Shijia Photons Technology Co Ltd A Shares (China)	33,311	444,124
Hua Hong Grace Semiconductor Ltd (b)(c)(d)	899,000	14,707,450
Hua Hong Grace Semiconductor Ltd A Shares (China) (d)	29,992	1,053,628
Hwatsing Technology Co Ltd A Shares (China)	36,491	1,387,749
Hygon Information Technology Co Ltd A Shares (China)	171,296	7,024,652
Ingenic Semiconductor Co Ltd A Shares (China)	35,600	666,199
JA Solar Technology Co Ltd A Shares (China) (d)	244,372	271,684
JCET Group Co Ltd A Shares (China)	131,900	1,279,670
Jinko Solar Co Ltd A Shares (China) (d)	756,836	485,607
LONGi Green Energy Technology Co Ltd A Shares (China) (d)	559,248	1,075,304
Loongson Technology Corp Ltd (China) (d)	29,753	468,428
Montage Technology Co Ltd A Shares (China)	84,491	2,559,613
National Silicon Industry Group Co Ltd A Shares (China) (d)	243,522	845,677
NAURA Technology Group Co Ltd A Shares (China)	53,405	5,422,559
Nexchip Semiconductor Corp A Shares (China) (d)	148,030	813,039
OmniVision Integrated Circuits Group Inc A Shares (China)	89,135	1,168,654
Piotech Inc A Shares (China)	20,839	2,048,787
Rockchip Electronics Co Ltd A Shares (China)	31,000	863,269
Sanan Optoelectronics CO Ltd A Shares (China) (d)	367,600	666,394
SG Micro Corp A Shares (China)	45,777	647,697
Shenzhen Techwinsemi Technology Co Ltd A Shares (China)	16,200	927,076
Skyverse Technology Co Ltd A Shares (China) (d)	25,812	1,322,386
Suzhou Centec Communications Co Ltd A Shares (China) (d)	19,138	963,756
Suzhou Everbright Photonics Co Ltd A Shares (China) (d)	13,002	435,556
Suzhou Maxwell Technologies Co Ltd A Shares (China)	20,600	453,473
TCL Zhonghuan Renewable Energy Technology Co Ltd A Shares (China) (d)	298,075	388,797
Tianshui Huatian Technology Co Ltd A Shares (China)	240,700	551,473
TongFu Microelectronics Co Ltd A Shares (China)	111,900	939,885
Tongwei Co Ltd A Shares (China) (d)	331,600	573,492
Trina Solar Co Ltd A Shares (China) (d)	173,217	348,386
Unigroup Guoxin Microelectronics Co Ltd A Shares (China)	62,719	603,193
United Nova Technology Co Ltd A Shares (China) (d)	617,937	711,378
Verisilicon Microelectronics Shanghai Co Ltd A Shares (China) (d)	38,781	1,103,669
Xinjiang Daqo New Energy Co Ltd A Shares (China) (d)	145,149	389,154
Xinyi Solar Holdings Ltd (e)	5,616,756	1,575,648
Yuanjie Semiconductor Technology Co Ltd A Shares (China)	9,186	1,479,790
Zhejiang Jingsheng Mechanical & Electrical Co Ltd A Shares (China)	96,600	550,484
		81,209,029
Software - 0.2%
360 Security Technology Inc A Shares (China)	516,500	714,619
Beijing Kingsoft Office Software Inc A Shares (China)	34,127	1,366,946
China National Software & Service Co Ltd A Shares (China) (d)	68,910	336,208
Empyrean Technology Co Ltd A Shares (China)	40,200	519,175
Geovis Technology Co Ltd A Shares (China)	59,414	294,201
Horizon Robotics A Shares (d)(e)	6,147,000	4,052,330
Hundsun Technologies Inc A Shares (China)	139,852	474,760
Iflytek Co Ltd A Shares (China)	170,400	1,063,808
Kingdee International Software Group Co Ltd (d)	3,487,000	3,703,804
Pony AI Inc A Shares (e)	238,200	1,892,260
Sangfor Technologies Inc A Shares (China)	31,800	568,776
SenseTime Group Inc Class B Shares (b)(c)(d)(e)	34,394,000	6,359,189
Shanghai Baosight Software Co Ltd A Shares (China)	158,345	436,100
Shanghai Stonehill Technology Co Ltd A Shares (China)	418,100	418,578
Yonyou Network Technology CO Ltd A Shares (China) (d)	252,038	414,792
		22,615,546
Technology Hardware, Storage & Peripherals - 0.8%
Anker Innovations Technology Co Ltd A Shares (China)	39,510	714,117
China Greatwall Technology Group Co Ltd A Shares (China) (d)	237,800	483,358
Huaqin Co Ltd A Shares (China)	87,200	1,048,452
IEIT Systems Co Ltd A Shares (China)	108,196	1,145,993
Lenovo Group Ltd (e)	9,142,000	27,957,999
Sharetronic Data Technology Co Ltd A Shares (China)	35,760	1,139,891
Shenzhen Longsys Electronics Co Ltd (China)	30,900	1,587,125
Shenzhen Transsion Holdings Co Ltd A Shares (China)	84,826	807,677
Xiaomi Corp B Shares (b)(c)(d)	21,057,200	77,269,070
		112,153,682
TOTAL INFORMATION TECHNOLOGY		317,925,811
Materials - 1.1%
Chemicals - 0.2%
Canmax Technologies Co Ltd A Shares (China) (d)	61,300	491,464
Ganfeng Lithium Group Co Ltd A Shares (China)	118,500	872,086
Ganfeng Lithium Group Co Ltd H Shares (b)(c)(e)	594,000	2,788,825
Guangzhou Tinci Materials Technology Co Ltd A Shares (China)	150,300	794,184
Hengli Petrochemical Co Ltd A Shares (China)	422,540	1,044,761
Hoshine Silicon Industry Co Ltd A Shares (China)	66,500	329,536
Huafon Chemical Co Ltd A Shares (China)	365,400	593,623
Hubei Feilihua Quartz Glass Co Ltd A Shares (China) (d)	38,400	413,955
Inner Mongolia Junzheng Energy & Chemical Industry Group Co Ltd A Shares (China)	621,800	436,042
Jiangsu Eastern Shenghong Co Ltd A Shares (China) (d)	485,500	845,545
Kingfa Sci & Tech Co Ltd A Shares (China)	194,000	444,015
LB Group Co Ltd A Shares (China)	174,673	423,067
Ningxia Baofeng Energy Group Co Ltd A Shares (China)	540,000	1,858,421
Qinghai Salt Lake Industry Co Ltd A Shares (China) (d)	390,000	1,573,628
Rongsheng Petrochemical Co Ltd A Shares (China)	673,400	1,232,791
Satellite Chemical Co Ltd A Shares (China)	247,956	929,192
Shandong Hualu Hengsheng Chemical Co Ltd A Shares (China)	203,296	648,340
Shanghai Putailai New Energy Technology Group Co Ltd A Shares (China)	157,564	555,371
Sinoma Science & Technology Co Ltd A Shares (China)	123,600	788,075
Tianhe Chemicals Group Ltd (d)(f)	376,000	0
Tianqi Lithium Corp A Shares (China) (d)	108,900	731,933
Wanhua Chemical Group Co Ltd A Shares (China)	230,500	2,539,544
Yunnan Energy New Material Group Co Ltd A Shares (China) (d)	72,400	564,004
Yunnan Yuntianhua Co Ltd A Shares (China)	134,200	592,610
Zangge Mining Co Ltd A Shares (China)	115,700	1,377,749
Zhejiang Juhua Co Ltd A Shares (China)	198,900	1,161,689
Zhejiang Longsheng Group Co Ltd A Shares (China)	239,700	470,994
Zhejiang NHU Co Ltd A Shares (China)	226,128	1,004,685
		25,506,129
Construction Materials - 0.1%
Anhui Conch Cement Co Ltd A Shares (China)	289,600	795,974
Anhui Conch Cement Co Ltd H Shares	1,445,000	3,406,872
China Jushi Co Ltd A Shares (China)	295,104	1,648,655
China National Building Material Co Ltd H Shares (e)	4,336,000	2,062,287
		7,913,788
Metals & Mining - 0.8%
Aluminum Corp of China Ltd A Shares (China)	977,500	1,389,464
Aluminum Corp of China Ltd H Shares	4,596,000	4,957,941
Baiyin Nonferrous Group Co Ltd A Shares (China) (d)	500,200	368,933
Baoshan Iron & Steel Co Ltd A Shares (China)	1,608,100	1,459,822
Chengtun Mining Group Co Ltd A Shares (China)	227,500	357,843
Chifeng Jilong Gold Mining Co A Shares (China)	122,500	721,082
China Gold International Resources Corp Ltd	292,100	6,551,616
China Hongqiao Group Ltd	3,960,500	12,392,975
China Nonferrous Mining Corp Ltd (e)	1,677,000	3,154,105
China Northern Rare Earth Group High-Tech Co Ltd A Shares (China)	266,600	1,569,337
China Rare Earth Resources And Technology Co Ltd A Shares (China)	78,400	555,631
China Tungsten And Hightech Materials Co Ltd A Shares (China)	168,000	1,230,950
Citic Pacific Special Steel Group Co Ltd A Shares (China)	198,300	439,470
CMOC Group Ltd A Shares (China)	1,283,700	3,706,547
CMOC Group Ltd H Shares	4,473,000	9,633,400
Dazhong Mining Co Ltd A Shares (China)	113,100	433,301
Guangdong HEC Technology Holding Co Ltd A Shares (China) (d)	221,800	932,693
Guocheng Mining Co Ltd A Shares (China)	87,300	360,079
Henan Shenhuo Coal Industry & Electricity Power Co Ltd A Shares (China)	165,700	640,315
Hunan Valin Steel Co Ltd A Shares (China)	506,500	295,195
Inner Mongolia BaoTou Steel Union Co Ltd A Shares (China) (d)	3,336,700	1,102,312
Inner Mongolia Xingye Silver&Tin Mining Co Ltd A Shares (China)	130,600	617,086
Jiangxi Copper Co Ltd A Shares (China)	147,600	948,949
Jiangxi Copper Co Ltd H Shares	1,285,000	5,764,345
Jinduicheng Molybdenum Co Ltd A Shares (China)	218,100	676,504
MMG Ltd (d)	5,916,000	6,329,088
Shandong Gold Mining Co Ltd A Shares (China)	283,484	1,186,893
Shandong Gold Mining Co Ltd H Shares (b)(c)	1,101,000	2,830,276
Shandong Hongqiao Aluminum Industry Holding Co Ltd A Shares (China)	223,300	686,342
Shandong Nanshan Aluminum Co Ltd A Shares (China)	847,800	593,328
Shanjin International Gold Co Ltd A Shares (China)	204,380	707,355
Sinomine Resource Group Co Ltd A Shares (China)	53,200	370,370
Tianshan Aluminum Group Co Ltd A Shares (China)	341,000	667,499
Tongling Nonferrous Metals Group Co Ltd A Shares (China)	987,900	911,716
Western Mining Co Ltd A Shares (China)	175,400	997,846
Western Superconducting Technologies Co Ltd A Shares (China)	47,803	373,047
Xiamen Tungsten Co Ltd A Shares (China)	117,100	814,422
Yunnan Aluminium Co Ltd A Shares (China)	255,600	1,009,771
Yunnan Tin Co Ltd A Shares (China)	121,300	611,486
Zhaojin Mining Industry Co Ltd H Shares	2,034,000	5,498,419
Zhongjin Gold Corp Ltd A Shares (China) (d)	356,900	1,219,225
Zijin Mining Group Co Ltd A Shares (China)	1,507,100	7,369,692
Zijin Mining Group Co Ltd H Shares	7,368,000	31,229,256
		123,665,926
Paper & Forest Products - 0.0%
Shandong Sun Paper Industry JSC Ltd A Shares (China)	207,000	446,405
TOTAL MATERIALS		157,532,248
Real Estate - 0.3%
Real Estate Management & Development - 0.3%
C&D International Investment Group Ltd (e)	1,099,928	2,155,704
China Merchants Shekou Industrial Zone Holdings Co Ltd A Shares (China)	664,200	684,048
China Overseas Land & Investment Ltd	4,705,000	8,105,242
China Resources Land Ltd	3,503,244	14,830,626
China Resources Mixc Lifestyle Services Ltd (b)(c)	841,200	4,281,942
China Vanke Co Ltd A Shares (China) (d)	718,800	355,800
Hainan Airport Infrastructure Co Ltd A Shares (China)	843,700	366,121
KE Holdings Inc A Shares	2,473,654	13,874,481
Longfor Group Holdings Ltd (b)(c)(e)	2,593,353	2,268,489
Poly Developments and Holdings Group Co Ltd A Shares (China)	883,000	690,522
Shanghai Zhangjiang High-Tech Park Development Co Ltd A Shares (China)	114,000	542,423
TOTAL REAL ESTATE		48,155,398
Utilities - 0.4%
Gas Utilities - 0.1%
Beijing Enterprises Holdings Ltd	616,500	2,487,256
China Gas Holdings Ltd	3,336,000	2,599,072
China Resources Gas Group Ltd	1,135,600	2,422,548
ENN Energy Holdings Ltd	902,500	5,401,835
ENN Natural Gas Co Ltd A Shares (China)	177,500	467,894
Kunlun Energy Co Ltd	4,784,000	4,416,526
		17,795,131
Independent Power and Renewable Electricity Producers - 0.3%
CGN Power Co Ltd A Shares (China)	210,200	128,531
CGN Power Co Ltd H Shares (b)(c)	11,937,000	4,398,900
China Longyuan Power Group Corp Ltd H Shares	3,041,000	2,237,398
China National Nuclear Power Co Ltd A Shares (China)	1,500,800	2,012,996
China Power International Development Ltd (e)	4,511,563	1,633,791
China Resources Power Holdings Co Ltd (e)	2,533,691	6,248,289
China Three Gorges Renewables Group Co Ltd A Shares (China)	2,081,200	1,202,309
China Yangtze Power Co Ltd A Shares (China)	1,797,600	7,745,031
Datang International Power Generation Co Ltd A Shares (China)	758,400	663,966
GD Power Development Co Ltd A Shares (China)	1,287,900	969,337
Hanergy Mobile Energy Holding Group Co Ltd (d)(f)	1,618,000	1
Huadian Power International Corp Ltd A Shares (China)	711,700	507,096
Huaneng Power International Inc A Shares (China)	676,900	720,632
Huaneng Power International Inc H Shares (e)	5,008,000	3,850,638
SDIC Power Holdings Co Ltd A Shares (China)	533,300	1,204,923
Shanghai Electric Power Co Ltd A Shares (China)	205,300	439,902
Shenergy Co Ltd A Shares (China)	351,900	445,310
Sichuan Chuantou Energy Co Ltd A Shares (China)	353,800	821,062
Wintime Energy Group Co Ltd A Shares (China) (d)	1,578,200	368,827
Zhejiang Zheneng Electric Power Co Ltd A Shares (China)	697,900	524,000
		36,122,939
Water Utilities - 0.0%
Guangdong Investment Ltd	3,402,000	3,674,250
TOTAL UTILITIES		57,592,320
TOTAL CHINA		3,117,723,532
COLOMBIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Grupo Cibest SA	274,038	7,766,822
Grupo Cibest SA ADR	3,122	288,847
TOTAL FINANCIALS		8,055,669
Utilities - 0.0%
Electric Utilities - 0.0%
Interconexion Electrica SA ESP	537,118	5,090,246
TOTAL COLOMBIA		13,145,915
CZECH REPUBLIC - 0.0%
Financials - 0.0%
Banks - 0.0%
Komercni Banka AS	93,761	4,687,492
Moneta Money Bank AS (b)(c)	300,041	2,745,763
TOTAL FINANCIALS		7,433,255
Utilities - 0.0%
Electric Utilities - 0.0%
CEZ AS	151,644	9,769,043
TOTAL CZECH REPUBLIC		17,202,298
EGYPT - 0.0%
Consumer Staples - 0.0%
Tobacco - 0.0%
Eastern Co SAE	1,841,479	1,310,456
Financials - 0.0%
Banks - 0.0%
Commercial International Bank - Egypt (CIB)	2,904,655	8,006,967
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Talaat Moustafa Group	885,836	1,685,080
TOTAL EGYPT		11,002,503
GREECE - 0.6%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Hellenic Telecommunications Organization SA	173,775	4,011,781
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Allwyn AG	202,639	3,132,143
Specialty Retail - 0.0%
FF Group (d)(f)	1,035	0
JUMBO SA	140,435	3,919,011
		3,919,011
TOTAL CONSUMER DISCRETIONARY		7,051,154
Financials - 0.5%
Banks - 0.5%
Alpha Bank SA	1,990,210	9,790,515
Eurobank SA	3,010,471	15,448,285
National Bank of Greece SA	1,011,283	18,775,192
Piraeus Bank SA	1,305,319	15,052,286
TOTAL FINANCIALS		59,066,278
Industrials - 0.0%
Construction & Engineering - 0.0%
GEK TERNA SA	91,315	4,761,661
Utilities - 0.1%
Electric Utilities - 0.1%
Public Power Corp SA	329,326	8,468,699
TOTAL GREECE		83,359,573
HONG KONG - 0.0%
Industrials - 0.0%
Marine Transportation - 0.0%
Orient Overseas International Ltd (e)	162,500	3,172,339
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Kingboard Laminates Holdings Ltd (e)	1,251,500	4,694,880
Materials - 0.0%
Metals & Mining - 0.0%
Zijin Gold International Co Ltd	427,300	6,440,230
TOTAL HONG KONG		14,307,449
HUNGARY - 0.4%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
MOL Hungarian Oil & Gas PLC Class A (d)	453,110	6,487,438
Financials - 0.4%
Banks - 0.4%
OTP Bank Nyrt	266,556	39,444,933
Health Care - 0.0%
Pharmaceuticals - 0.0%
Richter Gedeon Nyrt	166,153	6,196,715
TOTAL HUNGARY		52,129,086
INDIA - 11.5%
Communication Services - 0.6%
Diversified Telecommunication Services - 0.1%
Indus Towers Ltd (d)	1,539,445	6,314,039
Tata Communications Ltd	139,955	2,576,549
		8,890,588
Interactive Media & Services - 0.0%
Info Edge India Ltd	418,415	5,375,763
Wireless Telecommunication Services - 0.5%
Bharti Airtel Ltd	3,367,965	69,598,124
Vodafone Idea Ltd (d)	31,949,379	4,357,647
		73,955,771
TOTAL COMMUNICATION SERVICES		88,222,122
Consumer Discretionary - 1.5%
Automobile Components - 0.2%
Balkrishna Industries Ltd	88,970	2,306,869
Bharat Forge Ltd	293,648	6,766,420
Bosch Ltd (d)	8,332	3,588,014
MRF Ltd	2,866	3,988,088
Samvardhana Motherson International Ltd	5,184,604	8,190,722
Tube Investments of India Ltd	124,797	3,600,621
		28,440,734
Automobiles - 0.8%
Bajaj Auto Ltd	82,389	9,947,819
Eicher Motors Ltd	168,494	13,828,080
Hero MotoCorp Ltd	147,549	8,331,380
Mahindra & Mahindra Ltd	1,069,029	38,075,572
Maruti Suzuki India Ltd	144,828	21,603,115
Tata Motors Passenger Vehicles Limited	2,261,237	8,051,111
TVS Motor Co Ltd	291,662	13,180,508
		113,017,585
Broadline Retail - 0.0%
Vishal Mega Mart Ltd (d)	2,868,156	3,220,201
Hotels, Restaurants & Leisure - 0.2%
Eternal Ltd (d)	2,963,488	9,394,162
Indian Hotels Co Ltd/The	1,050,100	8,130,800
Swiggy Ltd (d)	1,695,610	5,062,378
		22,587,340
Household Durables - 0.0%
Dixon Technologies India Ltd (b)	44,781	6,592,173
Specialty Retail - 0.1%
FSN E-Commerce Ventures Ltd (d)	1,495,229	5,227,894
Trent Ltd	327,471	10,315,733
		15,543,627
Textiles, Apparel & Luxury Goods - 0.2%
Page Industries Ltd	7,547	3,193,174
Titan Co Ltd	436,182	22,275,165
		25,468,339
TOTAL CONSUMER DISCRETIONARY		214,869,999
Consumer Staples - 0.6%
Beverages - 0.1%
United Spirits Ltd	357,336	5,679,100
Varun Beverages Ltd	1,557,462	7,219,038
		12,898,138
Consumer Staples Distribution & Retail - 0.0%
Avenue Supermarts Ltd (b)(c)(d)	180,176	7,410,783
Food Products - 0.2%
Britannia Industries Ltd	133,164	7,559,141
Marico Ltd	638,355	5,824,960
Nestle India Ltd	710,726	11,242,770
Tata Consumer Products Ltd	668,582	7,588,266
		32,215,137
Personal Care Products - 0.2%
Colgate-Palmolive India Ltd	150,608	3,277,644
Dabur India Ltd	535,208	2,364,360
Godrej Consumer Products Ltd	471,631	5,291,120
Hindustan Unilever Ltd	865,951	19,066,969
		30,000,093
Tobacco - 0.1%
ITC Ltd	3,693,367	10,875,972
TOTAL CONSUMER STAPLES		93,400,123
Energy - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
Bharat Petroleum Corp Ltd	1,998,022	6,679,093
Coal India Ltd	1,893,019	8,220,632
Hindustan Petroleum Corp Ltd	1,175,805	4,786,152
Indian Oil Corp Ltd	3,468,418	5,085,727
Oil & Natural Gas Corp Ltd	3,168,042	8,073,132
Oil India Ltd	499,431	2,407,057
Petronet LNG Ltd	921,457	2,710,841
Reliance Industries Ltd	7,479,464	102,431,594
TOTAL ENERGY		140,394,228
Financials - 3.6%
Banks - 2.4%
AU Small Finance Bank Ltd (b)(c)	680,400	7,469,425
Axis Bank Ltd	2,825,414	36,393,318
Bank of Baroda	1,271,418	3,232,492
Canara Bank	2,230,655	2,920,703
Federal Bank Ltd	2,241,987	8,430,948
HDFC Bank Ltd/Gift City	13,990,873	109,602,572
ICICI Bank Ltd	6,508,672	97,845,495
IDFC First Bank Ltd (d)	5,180,467	4,597,223
Indian Bank	331,129	2,901,606
IndusInd Bank Ltd	708,549	7,516,118
Kotak Mahindra Bank Ltd	6,719,849	27,477,668
Punjab National Bank	2,826,347	3,337,698
State Bank of India	2,267,727	24,412,648
Union Bank of India Ltd	1,876,741	3,368,412
Yes Bank Ltd (d)	18,318,970	4,370,639
		343,876,965
Capital Markets - 0.1%
BSE Ltd	245,128	9,365,329
HDFC Asset Management Co Ltd (b)(c)	236,676	6,485,932
Multi Commodity Exchange of India Ltd	153,477	4,330,662
		20,181,923
Consumer Finance - 0.6%
Bajaj Finance Ltd	3,057,180	36,556,049
Cholamandalam Investment and Finance Co Ltd	523,216	10,141,935
L&T Finance Ltd	1,000,780	3,264,460
Muthoot Finance Ltd	135,612	4,431,868
SBI Cards & Payment Services Ltd	286,753	1,982,898
Shriram Finance Ltd	1,734,142	19,011,424
Sundaram Finance Ltd	77,874	3,807,027
		79,195,661
Financial Services - 0.3%
Aditya Birla Capital Ltd (d)	964,903	4,088,050
Bajaj Finserv Ltd	471,582	10,025,974
Bajaj Holdings & Investment Ltd	32,832	3,903,201
Jio Financial Services Ltd	3,511,702	9,439,789
One 97 Communications Ltd (d)	471,779	6,639,735
Power Finance Corp Ltd	1,620,118	7,203,571
REC Ltd	1,454,215	5,683,252
		46,983,572
Insurance - 0.2%
HDFC Life Insurance Co Ltd (b)(c)	1,192,344	6,852,625
ICICI Lombard General Insurance Co Ltd (b)(c)	299,948	5,105,409
ICICI Prudential Life Insurance Co Ltd (b)(c)	444,509	2,400,606
PB Fintech Ltd (d)	426,116	7,155,402
SBI Life Insurance Co Ltd (b)(c)	554,220	10,928,587
		32,442,629
TOTAL FINANCIALS		522,680,750
Health Care - 0.7%
Health Care Providers & Services - 0.2%
Apollo Hospitals Enterprise Ltd	123,642	11,602,806
Fortis Healthcare Ltd	603,082	5,976,523
Max Healthcare Institute Ltd	866,571	9,976,470
		27,555,799
Life Sciences Tools & Services - 0.0%
Divi's Laboratories Ltd	146,758	12,392,312
Pharmaceuticals - 0.5%
Alkem Laboratories Ltd	51,479	3,103,366
Aurobindo Pharma Ltd	321,162	5,317,686
Cipla Ltd/India	620,283	9,575,519
Dr Reddy's Laboratories Ltd	615,069	7,381,360
Lupin Ltd	280,750	7,107,786
Mankind Pharma Ltd	126,750	3,280,754
Sun Pharmaceutical Industries Ltd	1,105,302	23,051,943
Torrent Pharmaceuticals Ltd	175,180	9,410,860
Zydus Lifesciences Ltd	228,642	2,700,184
		70,929,458
TOTAL HEALTH CARE		110,877,569
Industrials - 1.2%
Aerospace & Defense - 0.2%
Bharat Electronics Ltd	4,263,397	17,332,767
Hindustan Aeronautics Ltd (b)	205,284	10,002,141
		27,334,908
Building Products - 0.0%
Astral Ltd	123,771	1,878,531
Supreme Industries Ltd	78,032	2,834,519
		4,713,050
Construction & Engineering - 0.3%
Larsen & Toubro Ltd	827,925	34,157,465
Voltas Ltd	243,860	3,397,428
		37,554,893
Electrical Equipment - 0.3%
ABB India Ltd	55,972	4,271,201
Bharat Heavy Electricals Ltd	1,497,205	6,384,421
CG Power & Industrial Solutions Ltd	773,870	7,002,880
GE Vernova T&D India Ltd	157,224	7,121,038
Havells India Ltd	250,533	3,310,684
Hitachi Energy India Ltd	15,055	5,075,287
Polycab India Ltd	64,740	6,177,168
Siemens Energy India Ltd	102,758	3,479,737
Suzlon Energy Ltd (d)	12,633,557	6,349,926
		49,172,342
Industrial Conglomerates - 0.0%
Siemens Ltd	96,268	3,792,847
Machinery - 0.2%
Ashok Leyland Ltd	3,425,038	5,963,936
Cummins India Ltd	161,763	9,358,085
Tata Motors Ltd /new	2,261,381	10,347,226
		25,669,247
Passenger Airlines - 0.1%
InterGlobe Aviation Ltd (b)(c)	232,610	12,598,812
Trading Companies & Distributors - 0.0%
Adani Enterprises Ltd	222,161	7,006,017
Transportation Infrastructure - 0.1%
Adani Ports & Special Economic Zone Ltd	636,807	11,316,810
GMR Airports Ltd (d)	3,236,805	3,570,262
		14,887,072
TOTAL INDUSTRIALS		182,729,188
Information Technology - 0.8%
IT Services - 0.8%
HCL Technologies Ltd	1,083,189	15,320,883
Infosys Ltd	3,735,824	44,389,681
LTM Ltd (b)(c)	78,263	3,583,840
Mphasis Ltd	146,511	3,606,243
Persistent Systems Ltd	125,930	7,331,195
Tata Consultancy Services Ltd	999,830	24,811,845
Tech Mahindra Ltd	661,980	11,497,196
Wipro Ltd	2,854,723	5,507,704
		116,048,587
Semiconductors & Semiconductor Equipment - 0.0%
WAAREE Energies Ltd	105,992	2,973,745
Software - 0.0%
Oracle Financial Services Software Ltd	26,197	3,072,731
TOTAL INFORMATION TECHNOLOGY		122,095,063
Materials - 1.0%
Chemicals - 0.3%
Asian Paints Ltd	471,290	13,560,269
Coromandel International Ltd	144,828	3,148,095
PI Industries Ltd	83,797	2,416,496
Pidilite Industries Ltd	343,811	5,807,204
Solar Industries India Ltd	27,776	5,355,459
SRF Ltd	163,803	4,501,832
UPL Ltd	621,976	3,940,015
		38,729,370
Construction Materials - 0.2%
Ambuja Cements Ltd	730,265	3,306,048
Grasim Industries Ltd	334,506	10,867,799
Shree Cement Ltd	10,225	2,792,466
UltraTech Cement Ltd	126,735	15,808,965
		32,775,278
Metals & Mining - 0.5%
APL Apollo Tubes Ltd	221,841	4,230,417
Hindalco Industries Ltd	1,587,117	16,267,230
Jindal Stainless Ltd	354,487	2,730,384
Jindal Steel Ltd	438,747	5,074,845
JSW Steel Ltd	750,946	9,998,290
National Aluminium Co Ltd	1,015,546	3,737,238
NMDC Ltd	3,782,533	3,374,359
Tata Steel Ltd	9,201,103	18,312,162
Vedanta Aluminium Metal Ltd	1,680,506	7,929,723
Vedanta Ltd	1,681,621	4,669,774
		76,324,422
TOTAL MATERIALS		147,829,070
Real Estate - 0.2%
Real Estate Management & Development - 0.2%
DLF Ltd	759,588	5,248,026
Godrej Properties Ltd	166,328	3,671,267
Lodha Developers Ltd (b)(c)	337,212	4,396,716
Oberoi Realty Ltd	145,105	2,779,109
Phoenix Mills Ltd/The	230,562	4,577,072
Prestige Estates Projects Ltd	211,447	3,582,084
TOTAL REAL ESTATE		24,254,274
Utilities - 0.4%
Electric Utilities - 0.2%
Power Grid Corp of India Ltd	5,132,347	15,281,882
Tata Power Co Ltd/The	1,856,268	7,407,860
Torrent Power Ltd	215,610	3,191,450
		25,881,192
Gas Utilities - 0.0%
GAIL India Ltd	2,823,061	5,364,864
Independent Power and Renewable Electricity Producers - 0.2%
Adani Power Ltd (d)	3,784,834	8,376,459
JSW Energy Ltd	460,452	2,677,010
NHPC Ltd	3,981,665	3,285,884
NTPC Ltd	5,352,790	19,471,102
		33,810,455
TOTAL UTILITIES		65,056,511
TOTAL INDIA		1,712,408,897
INDONESIA - 0.5%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Telkom Indonesia Persero Tbk PT	54,781,000	7,997,522
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
GoTo Gojek Tokopedia Tbk PT Class A (d)	1,070,986,708	2,979,378
Consumer Staples - 0.0%
Food Products - 0.0%
Charoen Pokphand Indonesia Tbk PT	7,568,800	1,385,986
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
United Tractors Tbk PT	1,493,900	1,993,616
Financials - 0.4%
Banks - 0.4%
Bank Central Asia Tbk PT	60,583,300	21,232,934
Bank Mandiri Persero Tbk PT	45,898,700	10,679,250
Bank Negara Indonesia Persero Tbk PT	16,079,500	3,148,530
Bank Rakyat Indonesia Persero Tbk PT	74,537,785	12,535,461
TOTAL FINANCIALS		47,596,175
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Astra International Tbk PT	19,909,000	5,655,754
Materials - 0.0%
Chemicals - 0.0%
Barito Pacific Tbk PT	23,604,430	2,401,360
Metals & Mining - 0.0%
Bumi Resources Minerals Tbk PT (d)	69,676,400	2,158,649
TOTAL MATERIALS		4,560,009
TOTAL INDONESIA		72,168,440
KOREA (SOUTH) - 18.1%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.0%
LG Uplus Corp	132,060	1,337,880
Entertainment - 0.1%
HYBE Co Ltd (e)	29,111	3,366,994
Krafton Inc	34,936	5,833,389
		9,200,383
Interactive Media & Services - 0.2%
Kakao Corp	381,014	9,701,621
NAVER Corp	173,389	24,525,490
		34,227,111
Wireless Telecommunication Services - 0.0%
SK Telecom Co Ltd	129,289	7,218,506
TOTAL COMMUNICATION SERVICES		51,983,880
Consumer Discretionary - 0.7%
Automobile Components - 0.2%
Hankook Tire & Technology Co Ltd	83,669	3,851,128
Hyundai Mobis Co Ltd	72,435	23,145,623
		26,996,751
Automobiles - 0.5%
Hyundai Motor Co	163,524	42,808,439
Kia Corp	287,709	25,629,538
		68,437,977
Household Durables - 0.0%
LG Electronics Inc	130,037	14,241,076
TOTAL CONSUMER DISCRETIONARY		109,675,804
Consumer Staples - 0.2%
Food Products - 0.0%
Samyang Foods Co Ltd (e)	5,088	4,098,677
Personal Care Products - 0.1%
Amorepacific Corp	35,939	3,202,021
APR Corp/Korea (e)	29,890	6,554,264
		9,756,285
Tobacco - 0.1%
KT&G Corp	112,683	13,854,322
TOTAL CONSUMER STAPLES		27,709,284
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
HD Hyundai Co Ltd	50,937	6,910,703
S-Oil Corp	51,858	4,588,633
SK Innovation Co Ltd (d)	77,856	5,892,272
TOTAL ENERGY		17,391,608
Financials - 1.4%
Banks - 1.0%
Hana Financial Group Inc	333,327	28,467,743
Industrial Bank of Korea	294,002	4,164,663
KakaoBank Corp	205,159	3,109,077
KB Financial Group Inc	435,063	50,309,177
Shinhan Financial Group Co Ltd	510,137	34,989,975
Woori Financial Group Inc	789,053	18,047,514
		139,088,149
Capital Markets - 0.1%
Korea Investment Holdings Co Ltd	51,319	7,158,212
Mirae Asset Securities Co Ltd (e)	240,436	5,643,390
NH Investment & Securities Co Ltd	164,058	3,174,883
		15,976,485
Financial Services - 0.0%
Meritz Financial Group Inc (d)	83,016	7,038,569
Insurance - 0.3%
DB Insurance Co Ltd	53,262	5,698,715
Samsung Fire & Marine Insurance Co Ltd	35,644	15,242,215
Samsung Life Insurance Co Ltd	98,258	20,350,430
		41,291,360
TOTAL FINANCIALS		203,394,563
Health Care - 0.4%
Biotechnology - 0.3%
Alteogen Inc	49,308	10,441,755
Celltrion Inc	186,049	23,689,631
Samsung Episholdings Co Ltd (e)	7,641	1,960,270
		36,091,656
Health Care Equipment & Supplies - 0.0%
HLB Co Ltd (d)(e)	147,159	3,093,337
Life Sciences Tools & Services - 0.1%
Samsung Biologics Co Ltd (b)(c)(d)	14,213	14,447,916
Pharmaceuticals - 0.0%
Yuhan Corp	68,508	3,456,387
TOTAL HEALTH CARE		57,089,296
Industrials - 2.3%
Aerospace & Defense - 0.3%
Hanwha Aerospace Co Ltd	41,163	26,109,947
Hanwha Systems Co Ltd	92,792	4,015,314
Korea Aerospace Industries Ltd (e)	86,786	7,634,492
LIG Defense&Aerospace Co Ltd	15,536	7,500,393
		45,260,146
Air Freight & Logistics - 0.0%
Hyundai Glovis Co Ltd	46,056	6,240,794
Construction & Engineering - 0.0%
Hyundai Engineering & Construction Co Ltd	88,900	5,691,318
Electrical Equipment - 0.6%
Doosan Enerbility Co Ltd (d)	550,719	24,936,842
Ecopro BM Co Ltd	66,073	4,663,237
Ecopro Co Ltd (e)	125,066	6,764,595
HD Hyundai Electric Co Ltd	28,778	13,148,559
Hyosung Heavy Industries Corp	6,299	10,114,787
LG Energy Solution Ltd (d)(e)	57,478	12,847,675
LS Electric Co Ltd	92,117	11,460,225
POSCO Future M Co Ltd	40,959	3,840,229
		87,776,149
Industrial Conglomerates - 1.0%
Doosan Co Ltd (e)	8,950	6,982,245
LG Corp	104,182	7,136,693
Samsung C&T Corp	99,593	22,923,859
SK Inc	44,526	16,435,710
SK Square Co Ltd	113,452	77,077,738
		130,556,245
Machinery - 0.4%
Hanwha Ocean Co Ltd (d)	159,920	9,354,023
HD Hyundai Heavy Industries Co Ltd (e)	38,675	12,794,070
HD Korea Shipbuilding & Offshore Engineering Co Ltd	52,154	13,684,305
Hyundai Rotem Co Ltd	87,129	8,000,005
Samsung Heavy Industries Co Ltd (d)	810,606	11,907,967
		55,740,370
Marine Transportation - 0.0%
HMM Co Ltd (e)	278,154	4,004,533
Passenger Airlines - 0.0%
Korean Air Lines Co Ltd	226,150	3,958,516
Trading Companies & Distributors - 0.0%
Posco International Corp	54,040	1,946,629
TOTAL INDUSTRIALS		341,174,700
Information Technology - 12.4%
Electronic Equipment, Instruments & Components - 0.5%
LG Display Co Ltd (d)(e)	368,405	2,290,054
Samsung Electro-Mechanics Co Ltd	68,806	51,948,807
Samsung SDI Co Ltd (d)	74,235	20,000,312
		74,239,173
IT Services - 0.0%
Samsung SDS Co Ltd	47,517	6,618,224
Semiconductors & Semiconductor Equipment - 5.2%
Hanmi Semiconductor Co Ltd (e)	49,753	7,106,211
SK Hynix Inc	678,406	761,217,433
		768,323,644
Technology Hardware, Storage & Peripherals - 6.7%
Samsung Electronics Co Ltd	5,744,446	987,885,413
TOTAL INFORMATION TECHNOLOGY		1,837,066,454
Materials - 0.2%
Chemicals - 0.1%
LG Chem Ltd	56,352	9,861,528
Metals & Mining - 0.1%
POSCO Holdings Inc	87,597	18,687,872
TOTAL MATERIALS		28,549,400
Utilities - 0.1%
Electric Utilities - 0.1%
Korea Electric Power Corp	314,823	7,474,795
TOTAL KOREA (SOUTH)		2,681,509,784
KUWAIT - 0.6%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Mobile Telecommunications Co KSCP	2,264,919	4,370,254
Financials - 0.6%
Banks - 0.6%
Boubyan Bank KSCP	2,034,838	4,235,409
Gulf Bank KSCP	2,586,589	2,942,726
Kuwait Finance House KSCP	13,967,246	35,437,260
National Bank of Kuwait SAKP	10,714,747	29,713,164
Warba Bank KSCP	2,914,519	2,628,153
TOTAL FINANCIALS		74,956,712
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Mabanee Co KPSC	866,729	2,599,627
TOTAL KUWAIT		81,926,593
LUXEMBOURG - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Reinet Investments SCA (South Africa)	168,464	4,596,885
MALAYSIA - 1.0%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
Telekom Malaysia Bhd	1,400,693	2,655,699
Wireless Telecommunication Services - 0.1%
CELCOMDIGI BHD	3,572,900	2,606,889
Maxis Bhd	2,626,800	2,378,682
		4,985,571
TOTAL COMMUNICATION SERVICES		7,641,270
Consumer Staples - 0.1%
Food Products - 0.1%
IOI Corp Bhd	2,868,300	3,107,436
Kuala Lumpur Kepong Bhd	577,616	2,974,048
Nestle Malaysia Bhd	2	50
QL Resources Bhd	6	5
SD Guthrie Bhd	2,531,556	4,033,435
TOTAL CONSUMER STAPLES		10,114,974
Financials - 0.5%
Banks - 0.5%
AMMB Holdings Bhd	3,034,900	5,026,481
CIMB Group Holdings Bhd	9,597,520	18,534,619
Hong Leong Bank Bhd	793,100	4,279,146
Malayan Banking Bhd	7,041,481	18,772,526
Public Bank Bhd	17,845,800	22,561,032
RHB Bank Bhd	2,263,803	4,734,910
TOTAL FINANCIALS		73,908,714
Health Care - 0.0%
Health Care Providers & Services - 0.0%
IHH Healthcare Bhd	2,101,300	4,296,254
Industrials - 0.1%
Construction & Engineering - 0.1%
Gamuda Bhd	6,195,449	6,473,266
Industrial Conglomerates - 0.0%
Sunway Bhd	3,325,300	4,290,499
Marine Transportation - 0.0%
MISC Bhd	1,632,600	3,163,360
TOTAL INDUSTRIALS		13,927,125
Materials - 0.1%
Chemicals - 0.0%
Petronas Chemicals Group Bhd	2,945,300	3,454,437
Metals & Mining - 0.1%
Press Metal Aluminium Holdings Bhd	4,549,600	8,831,865
TOTAL MATERIALS		12,286,302
Utilities - 0.1%
Electric Utilities - 0.1%
Tenaga Nasional Bhd	3,199,400	11,429,754
Gas Utilities - 0.0%
Petronas Gas Bhd	960,830	4,124,054
Multi-Utilities - 0.0%
YTL Corp Bhd	708,013	335,406
YTL Power International Bhd	4,155,000	4,245,467
		4,580,873
TOTAL UTILITIES		20,134,681
TOTAL MALAYSIA		142,309,320
MEXICO - 1.9%
Communication Services - 0.2%
Wireless Telecommunication Services - 0.2%
America Movil SAB de CV Series B	18,484,600	23,554,671
Consumer Staples - 0.5%
Beverages - 0.3%
Arca Continental SAB de CV	634,200	7,267,146
Coca-Cola Femsa SAB de CV unit	645,415	6,978,285
Fomento Economico Mexicano SAB de CV unit	2,077,400	26,561,982
		40,807,413
Consumer Staples Distribution & Retail - 0.1%
Wal-Mart de Mexico SAB de CV Series V	6,372,500	18,488,878
Food Products - 0.1%
Gruma SAB de CV Series B	189,025	2,818,321
Grupo Bimbo SAB de CV	1,599,200	5,721,091
Sigma Foods SAB de CV	4,439,979	4,527,269
		13,066,681
Household Products - 0.0%
Kimberly-Clark de Mexico SAB de CV Series A	1,811,700	4,205,106
TOTAL CONSUMER STAPLES		76,568,078
Financials - 0.3%
Banks - 0.3%
Grupo Financiero Banorte SAB de CV	2,937,200	34,016,200
Grupo Financiero Inbursa SAB de CV Series O	1,857,100	4,770,483
TOTAL FINANCIALS		38,786,683
Industrials - 0.2%
Industrial Conglomerates - 0.0%
Grupo Carso SAB de CV Series A1 (e)	659,900	5,648,937
Transportation Infrastructure - 0.2%
Grupo Aeroportuario del Centro Norte SAB de CV Series B	330,700	4,417,035
Grupo Aeroportuario del Pacifico SAB de CV Series B	474,690	10,319,872
Grupo Aeroportuario del Sureste SAB de CV Series B	212,760	5,891,976
Promotora y Operadora de Infraestructura SAB de CV	210,875	3,329,900
		23,958,783
TOTAL INDUSTRIALS		29,607,720
Materials - 0.6%
Construction Materials - 0.1%
Cemex SAB de CV unit	18,617,818	22,047,486
Metals & Mining - 0.5%
Grupo Mexico SAB de CV Series B	3,585,707	43,004,883
Industrias Penoles SAB de CV	231,850	10,673,172
Southern Copper Corp	112,696	20,590,686
		74,268,741
TOTAL MATERIALS		96,316,227
Real Estate - 0.1%
Diversified REITs - 0.1%
Fibra Uno Administracion SA de CV	3,382,800	6,091,951
Industrial REITs - 0.0%
Prologis Property Mexico SA de CV	1,328,913	5,968,004
TOTAL REAL ESTATE		12,059,955
TOTAL MEXICO		276,893,334
NETHERLANDS - 0.0%
Information Technology - 0.0%
Software - 0.0%
Nebius Group NV Class A (Russia) (d)(f)	261,431	0
PERU - 0.3%
Financials - 0.3%
Banks - 0.3%
Credicorp Ltd	83,271	33,356,697
Materials - 0.0%
Metals & Mining - 0.0%
Cia de Minas Buenaventura SAA ADR	202,501	6,131,730
TOTAL PERU		39,488,427
PHILIPPINES - 0.3%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
PLDT Inc	93,335	1,855,600
Financials - 0.1%
Banks - 0.1%
Bank of the Philippine Islands	2,111,199	3,526,526
BDO Unibank Inc	2,785,817	5,646,983
Metropolitan Bank & Trust Co	2,216,997	2,374,047
TOTAL FINANCIALS		11,547,556
Industrials - 0.2%
Industrial Conglomerates - 0.0%
Ayala Corp	285,535	2,385,028
SM Investments Corp	269,700	2,612,135
		4,997,163
Transportation Infrastructure - 0.2%
International Container Terminal Services Inc	1,178,350	18,503,522
TOTAL INDUSTRIALS		23,500,685
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Ayala Land Inc	7,027,740	1,935,682
SM Prime Holdings Inc	11,446,800	3,421,382
TOTAL REAL ESTATE		5,357,064
Utilities - 0.0%
Electric Utilities - 0.0%
Manila Electric Co	219,780	1,707,623
TOTAL PHILIPPINES		43,968,528
POLAND - 1.1%
Communication Services - 0.0%
Entertainment - 0.0%
CD Projekt SA (d)	79,757	5,335,423
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Allegro.eu SA (b)(c)(d)	1,168,342	14,069,269
Textiles, Apparel & Luxury Goods - 0.0%
LPP SA	1,370	7,965,521
TOTAL CONSUMER DISCRETIONARY		22,034,790
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Dino Polska SA (b)(c)(d)	601,863	5,160,604
Zabka Group SA	492,559	4,192,945
TOTAL CONSUMER STAPLES		9,353,549
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
ORLEN SA	713,033	28,256,772
Financials - 0.6%
Banks - 0.5%
Bank Millennium SA (d)	744,809	4,119,164
Bank Polska Kasa Opieki SA	217,659	14,304,146
Erste Bank Polska SA	50,219	9,880,734
mBank SA (d)	15,664	5,666,991
Powszechna Kasa Oszczednosci Bank Polski SA	1,074,764	32,199,909
		66,170,944
Insurance - 0.1%
Powszechny Zaklad Ubezpieczen SA	689,106	13,111,950
TOTAL FINANCIALS		79,282,894
Industrials - 0.0%
Construction & Engineering - 0.0%
Budimex SA	15,684	3,028,773
Information Technology - 0.0%
Software - 0.0%
Asseco Poland SA	66,243	3,542,098
Materials - 0.1%
Metals & Mining - 0.1%
KGHM Polska Miedz SA	171,932	14,173,292
Utilities - 0.0%
Electric Utilities - 0.0%
PGE Polska Grupa Energetyczna SA (d)	1,098,942	2,974,129
TOTAL POLAND		167,981,720
QATAR - 0.5%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Ooredoo QPSC	1,091,590	3,747,562
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Qatar Fuel QSC	730,833	2,790,052
Qatar Gas Transport Co Ltd	3,387,598	3,842,565
TOTAL ENERGY		6,632,617
Financials - 0.4%
Banks - 0.4%
Al Rayan Bank	6,967,746	3,808,243
Commercial Bank PSQC/The	3,931,303	4,448,494
Dukhan Bank	2,260,590	2,017,830
Qatar International Islamic Bank QSC	1,211,058	3,598,914
Qatar Islamic Bank QPSC	2,019,559	12,014,186
Qatar National Bank QPSC	5,338,124	24,293,523
TOTAL FINANCIALS		50,181,190
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Industries Qatar QSC	1,871,066	5,416,379
Materials - 0.0%
Chemicals - 0.0%
Mesaieed Petrochemical Holding Co	6,681,099	2,007,449
Utilities - 0.0%
Multi-Utilities - 0.0%
Nebras Energy	535,074	2,172,039
TOTAL QATAR		70,157,236
ROMANIA - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
NEPI Rockcastle NV	744,087	6,849,235
RUSSIA - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
VK IPJSC GDR (b)(d)(f)	100,000	1
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Ozon Holdings PLC ADR (d)(f)	40,002	0
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Gazprom PJSC (d)(f)	8,473,436	1
Gazprom PJSC ADR (d)(f)	863,533	9
LUKOIL PJSC (d)(f)	334,533	0
LUKOIL PJSC ADR (d)(f)	15,032	0
Rosneft Oil Co PJSC (d)(f)	857,494	0
Rosneft Oil Co PJSC GDR (b)(d)(f)	150,200	2
Surgutneftegas PAO (d)(f)	5,613,549	0
Surgutneftegas PAO ADR (d)(f)	73,333	1
Tatneft PJSC (d)(f)	1,103,564	0
TOTAL ENERGY		13
Financials - 0.0%
Banks - 0.0%
Sberbank of Russia PJSC (d)(f)	9,313,306	1
VTB Bank PJSC (d)(f)	476,163	0
VTB Bank PJSC GDR (b)(d)(f)	221,738	3
		4
Capital Markets - 0.0%
Moscow Exchange MICEX-RTS PJSC (d)(f)	1,311,841	0
TOTAL FINANCIALS		4
Materials - 0.0%
Chemicals - 0.0%
PhosAgro PJSC GDR cancellation restricted shares (b)(d)(f)	749	0
Metals & Mining - 0.0%
Alrosa PJSC (d)(f)	2,234,923	0
GMK Norilskiy Nickel PAO (d)(f)	4,844,200	0
GMK Norilskiy Nickel PAO ADR (United Kingdom) (d)(f)	59,247	0
Novolipetsk Steel PJSC (d)(f)	1,258,902	0
Novolipetsk Steel PJSC GDR (b)(d)(f)	3,783	0
Polyus PJSC (d)(f)	267,420	0
Polyus PJSC GDR (b)(d)(f)	5,226	0
Severstal PAO (d)(f)	155,372	0
Severstal PAO GDR (b)(d)(f)	26,165	0
United Co RUSAL International PJSC (Russia) (d)(f)	2,596,470	0
		0
TOTAL MATERIALS		0
Utilities - 0.0%
Electric Utilities - 0.0%
Inter RAO UES PJSC (d)(f)	31,187,844	4
TOTAL RUSSIA		22
SAUDI ARABIA - 2.4%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Saudi Telecom Co	2,457,046	28,224,462
Wireless Telecommunication Services - 0.0%
Etihad Etisalat Co	464,076	7,680,022
TOTAL COMMUNICATION SERVICES		35,904,484
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Jabal Omar Development Company (d)	710,607	3,027,483
Specialty Retail - 0.0%
Jarir Marketing Co	722,877	3,199,099
TOTAL CONSUMER DISCRETIONARY		6,226,582
Consumer Staples - 0.0%
Food Products - 0.0%
Almarai Co JSC	552,413	6,825,180
Energy - 0.5%
Energy Equipment & Services - 0.0%
Ades Holding Co	415,442	1,840,754
Oil, Gas & Consumable Fuels - 0.5%
Saudi Arabian Oil Co (b)(c)	7,430,764	52,394,257
TOTAL ENERGY		54,235,011
Financials - 1.2%
Banks - 1.2%
Al Rajhi Bank	3,611,337	60,148,883
Alinma Bank	1,806,885	11,239,205
Arab National Bank	1,106,238	6,392,056
Bank Al-Jazira	773,441	2,502,278
Bank AlBilad	903,796	5,917,812
Banque Saudi Fransi	1,504,966	7,918,554
Riyad Bank	2,408,069	13,042,238
Saudi Awwal Bank	1,237,454	11,150,431
Saudi Investment Bank/The	753,764	2,781,831
Saudi National Bank/The	3,611,034	37,692,060
		158,785,348
Capital Markets - 0.0%
Saudi Tadawul Group Holding Co	58,962	1,862,041
Insurance - 0.0%
Bupa Arabia for Cooperative Insurance Co	96,678	4,041,658
Co for Cooperative Insurance/The	90,204	2,944,750
		6,986,408
TOTAL FINANCIALS		167,633,797
Health Care - 0.1%
Health Care Providers & Services - 0.1%
Dr Sulaiman Al Habib Medical Services Group Co	103,113	6,452,285
Mouwasat Medical Services Co	110,609	1,831,947
TOTAL HEALTH CARE		8,284,232
Industrials - 0.0%
Air Freight & Logistics - 0.0%
SAL Saudi Logistics Services	44,193	2,035,785
Information Technology - 0.0%
IT Services - 0.0%
Arabian Internet & Communications Services Co	29,496	1,687,842
Elm Co	29,468	5,320,012
TOTAL INFORMATION TECHNOLOGY		7,007,854
Materials - 0.3%
Chemicals - 0.2%
SABIC Agri-Nutrients Co	286,489	9,375,449
Saudi Basic Industries Corp	1,105,373	14,598,988
Yanbu National Petrochemical Co	338,525	2,767,333
		26,741,770
Metals & Mining - 0.1%
Saudi Arabian Mining Co (d)	1,432,734	21,593,062
TOTAL MATERIALS		48,334,832
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Dar Al Arkan Real Estate Development Co (d)	649,309	3,179,548
Makkah Construction & Development Co	120,305	2,625,215
TOTAL REAL ESTATE		5,804,763
Utilities - 0.1%
Electric Utilities - 0.0%
Saudi Energy Co	967,373	4,366,122
Independent Power and Renewable Electricity Producers - 0.1%
ACWA Power Co (d)	282,110	14,092,354
TOTAL UTILITIES		18,458,476
TOTAL SAUDI ARABIA		360,750,996
SOUTH AFRICA - 2.6%
Communication Services - 0.2%
Wireless Telecommunication Services - 0.2%
MTN Group Ltd	2,139,816	26,527,442
Vodacom Group Ltd	766,007	7,411,499
TOTAL COMMUNICATION SERVICES		33,938,941
Consumer Discretionary - 0.4%
Broadline Retail - 0.4%
Naspers Ltd Class N	939,681	49,373,314
Specialty Retail - 0.0%
Pepkor Holdings Ltd (b)(c)	4,321,937	5,562,769
TOTAL CONSUMER DISCRETIONARY		54,936,083
Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.2%
Bid Corp Ltd	413,680	11,347,929
Clicks Group Ltd	286,964	3,840,434
Shoprite Holdings Ltd	580,763	10,101,198
TOTAL CONSUMER STAPLES		25,289,561
Financials - 1.1%
Banks - 0.6%
Absa Group Ltd	1,043,793	14,386,459
Capitec Bank Holdings Ltd	106,967	30,542,828
Nedbank Group Ltd	528,077	8,932,738
Standard Bank Group Ltd	1,618,070	32,219,070
		86,081,095
Financial Services - 0.3%
FirstRand Ltd	6,201,168	37,086,533
Remgro Ltd	602,460	7,079,332
		44,165,865
Insurance - 0.2%
Discovery Ltd	670,455	10,662,842
OUTsurance Group Ltd	1,045,008	5,230,625
Sanlam Ltd	2,209,347	11,762,490
		27,655,957
TOTAL FINANCIALS		157,902,917
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Bidvest Group Ltd	396,175	5,944,273
Materials - 0.7%
Chemicals - 0.0%
Sasol Ltd (d)	712,146	8,439,220
Metals & Mining - 0.7%
Gold Fields Ltd	1,099,187	35,495,986
Harmony Gold Mining Co Ltd	703,789	11,104,482
Impala Platinum Holdings Ltd	1,110,618	12,112,613
Northam Platinum Holdings Ltd	442,078	6,330,082
Sibanye Stillwater Ltd	3,475,715	7,511,765
Valterra Platinum Ltd	325,813	24,397,108
		96,952,036
TOTAL MATERIALS		105,391,256
TOTAL SOUTH AFRICA		383,403,031
TAIWAN - 25.9%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.2%
Chunghwa Telecom Co Ltd	4,669,000	20,083,460
Entertainment - 0.0%
International Games System Co Ltd	277,000	6,631,931
Wireless Telecommunication Services - 0.1%
Far EasTone Telecommunications Co Ltd	2,172,000	7,054,184
Taiwan Mobile Co Ltd	2,132,900	7,411,070
		14,465,254
TOTAL COMMUNICATION SERVICES		41,180,645
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Hotai Motor Co Ltd	341,760	5,868,011
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.0%
President Chain Store Corp	638,000	4,420,090
Food Products - 0.1%
Uni-President Enterprises Corp	5,930,983	13,493,108
TOTAL CONSUMER STAPLES		17,913,198
Financials - 2.2%
Banks - 1.4%
Chang Hwa Commercial Bank Ltd	8,674,810	6,747,246
CTBC Financial Holding Co Ltd	20,543,826	41,023,184
E.Sun Financial Holding Co Ltd	17,383,379	20,742,993
First Financial Holding Co Ltd	13,688,686	15,558,386
Hua Nan Financial Holdings Co Ltd	11,109,769	14,929,673
Mega Financial Holding Co Ltd	14,119,952	23,155,802
Shanghai Commercial & Savings Bank Ltd/The	4,675,595	6,559,980
SinoPac Financial Holdings Co Ltd	14,978,414	18,688,849
Taiwan Business Bank	8,360,454	4,694,025
Taiwan Cooperative Financial Holding Co Ltd	13,486,506	11,497,389
TS Financial Holding Co Ltd	26,221,286	28,885,785
		192,483,312
Financial Services - 0.2%
Chailease Holding Co Ltd	1,875,125	6,440,189
Yuanta Financial Holding Co Ltd	13,099,223	27,340,144
		33,780,333
Insurance - 0.6%
Cathay Financial Holding Co Ltd	11,710,410	36,463,003
Fubon Financial Holding Co Ltd	10,322,153	41,162,913
KGI Financial Holding Co Ltd	18,762,457	17,734,651
		95,360,567
TOTAL FINANCIALS		321,624,212
Health Care - 0.1%
Biotechnology - 0.1%
PharmaEssentia Corp	388,416	12,642,461
Pharmaceuticals - 0.0%
Caliway Biopharmaceuticals Co Ltd (d)	1,147,000	3,635,248
TOTAL HEALTH CARE		16,277,709
Industrials - 0.2%
Electrical Equipment - 0.1%
Bizlink Holding Inc	216,000	13,758,934
Fortune Electric Co Ltd (d)	174,660	3,776,312
		17,535,246
Marine Transportation - 0.1%
Evergreen Marine Corp Taiwan Ltd	1,329,363	8,358,441
Wan Hai Lines Ltd	861,950	2,249,386
Yang Ming Marine Transport Corp	2,145,000	3,357,276
		13,965,103
Passenger Airlines - 0.0%
Eva Airways Corp	3,316,000	4,426,182
TOTAL INDUSTRIALS		35,926,531
Information Technology - 22.6%
Communications Equipment - 0.3%
Accton Technology Corp	620,000	40,205,198
Electronic Equipment, Instruments & Components - 2.9%
Chroma ATE Inc	444,000	27,907,730
Delta Electronics Inc	2,392,381	117,754,092
E Ink Holdings Inc	991,000	5,736,895
Elite Material Co Ltd	352,000	50,554,019
Gold Circuit Electronics Ltd	408,000	9,783,589
Hon Hai Precision Industry Co Ltd	15,006,869	114,660,793
Innolux Corp	9,076,157	12,461,494
Largan Precision Co Ltd	115,000	14,262,901
Lotes Co Ltd	104,000	5,864,109
Unimicron Technology Corp	1,644,471	38,602,104
Yageo Corp	1,909,340	28,751,403
Zhen Ding Technology Holding Ltd	921,000	11,561,114
		437,900,243
Semiconductors & Semiconductor Equipment - 18.2%
Alchip Technologies Ltd	95,000	8,771,981
ASE Technology Holding Co Ltd	4,096,927	69,944,506
ASPEED Technology Inc	40,600	17,740,104
eMemory Technology Inc	76,000	5,712,726
Global Unichip Corp	107,000	12,258,392
Globalwafers Co Ltd	323,000	8,162,185
Hon Precision Inc	99,000	18,371,272
Jentech Precision Industrial Co Ltd	108,000	11,191,871
King Yuan Electronics Co Ltd	1,419,650	9,593,022
MediaTek Inc	1,773,292	188,992,482
MPI Corp	105,000	16,721,222
Novatek Microelectronics Corp	691,000	10,926,046
Realtek Semiconductor Corp	601,401	12,476,926
Taiwan Semiconductor Manufacturing Co Ltd	30,259,000	2,239,154,537
United Microelectronics Corp	13,904,000	52,040,391
Vanguard International Semiconductor Corp	1,491,002	6,838,492
		2,688,896,155
Technology Hardware, Storage & Peripherals - 1.2%
Advantech Co Ltd	585,100	9,971,042
Asia Vital Components Co Ltd	397,000	27,933,110
Asustek Computer Inc	821,000	20,380,535
Gigabyte Technology Co Ltd (d)	658,000	6,794,030
Inventec Corp	3,082,865	5,791,132
King Slide Works Co Ltd	70,000	16,781,300
Lite-On Technology Corp	2,418,279	15,332,441
Pegatron Corp	2,471,000	6,396,872
Quanta Computer Inc	3,321,000	29,557,026
Wistron Corp	3,711,000	19,911,323
Wiwynn Corp	125,756	20,483,550
		179,332,361
TOTAL INFORMATION TECHNOLOGY		3,346,333,957
Materials - 0.4%
Chemicals - 0.3%
Formosa Chemicals & Fibre Corp	4,138,760	7,210,330
Formosa Plastics Corp	4,690,520	7,890,648
Nan Ya Plastics Corp	5,844,860	27,783,773
		42,884,751
Construction Materials - 0.0%
TCC Group Holdings Co Ltd	7,857,730	5,886,310
Metals & Mining - 0.1%
China Steel Corp	14,495,204	8,484,710
TOTAL MATERIALS		57,255,771
TOTAL TAIWAN		3,842,380,034
THAILAND - 1.0%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
True Corp PCL	11,616,979	4,992,527
True Corp PCL depository receipt	4,203,400	1,806,458
		6,798,985
Wireless Telecommunication Services - 0.1%
Advanced Info Service PCL	1,031,300	11,708,281
Advanced Info Service PCL depository receipt	153,400	1,741,540
		13,449,821
TOTAL COMMUNICATION SERVICES		20,248,806
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Minor International PCL	2,973,432	2,093,325
Minor International PCL depository receipt	482,000	339,333
TOTAL CONSUMER DISCRETIONARY		2,432,658
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
CP ALL PCL	5,564,400	7,973,527
CP ALL PCL depository receipt	758,600	1,087,038
		9,060,565
Food Products - 0.0%
Charoen Pokphand Foods PCL	3,986,520	2,674,245
Charoen Pokphand Foods PCL depository receipt	347,400	233,043
		2,907,288
TOTAL CONSUMER STAPLES		11,967,853
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
PTT Exploration & Production PCL	1,261,439	5,646,481
PTT Exploration & Production PCL depository receipt	195,600	875,549
PTT PCL	10,447,000	12,036,667
PTT PCL depository receipt	1,809,300	2,084,612
TOTAL ENERGY		20,643,309
Financials - 0.1%
Banks - 0.1%
Kasikornbank PCL	595,900	4,345,459
Kasikornbank PCL depository receipt	127,900	932,680
Krung Thai Bank PCL	3,671,270	4,847,196
Krung Thai Bank PCL depository receipt	603,300	796,540
SCB X PCL	876,300	4,005,520
SCB X PCL depository receipt	149,400	682,899
TMBThanachart Bank PCL	25,604,800	2,339,086
TMBThanachart Bank PCL depository receipt	4,177,800	381,656
TOTAL FINANCIALS		18,331,036
Health Care - 0.1%
Health Care Providers & Services - 0.1%
Bangkok Dusit Medical Services PCL	11,557,500	6,634,299
Bangkok Dusit Medical Services PCL depository receipt	1,574,200	903,630
Bumrungrad Hospital Pcl	577,500	3,236,031
Bumrungrad Hospital Pcl depository receipt	127,400	713,888
TOTAL HEALTH CARE		11,487,848
Industrials - 0.1%
Transportation Infrastructure - 0.1%
Airports of Thailand PCL	4,166,400	7,908,488
Airports of Thailand PCL depository receipt	643,800	1,222,034
TOTAL INDUSTRIALS		9,130,522
Information Technology - 0.3%
Electronic Equipment, Instruments & Components - 0.3%
Delta Electronics Thailand PCL	3,137,200	25,673,523
Delta Electronics Thailand PCL depository receipt	691,800	5,661,400
TOTAL INFORMATION TECHNOLOGY		31,334,923
Materials - 0.0%
Construction Materials - 0.0%
Siam Cement PCL/The	566,550	4,297,170
Siam Cement PCL/The depository receipt	318,200	2,413,483
TOTAL MATERIALS		6,710,653
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Central Pattana PCL	2,128,500	4,377,606
Central Pattana PCL depository receipt	337,100	693,301
TOTAL REAL ESTATE		5,070,907
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Gulf Development PCL	4,846,860	9,656,597
TOTAL THAILAND		147,015,112
TURKEY - 0.4%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Turkcell Iletisim Hizmetleri AS	1,352,245	2,844,285
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
BIM Birlesik Magazalar AS	1,105,082	9,075,539
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Turkiye Petrol Rafinerileri AS	1,183,052	7,350,701
Financials - 0.1%
Banks - 0.1%
Akbank TAS	3,832,615	5,113,515
Haci Omer Sabanci Holding AS	1,421,592	2,527,939
Turkiye Is Bankasi AS Class C	10,754,211	2,822,149
Yapi ve Kredi Bankasi AS (d)	4,150,930	2,861,701
TOTAL FINANCIALS		13,325,304
Industrials - 0.2%
Aerospace & Defense - 0.2%
Aselsan Elektronik Sanayi Ve Ticaret AS	1,399,683	10,081,105
Industrial Conglomerates - 0.0%
KOC Holding AS	856,373	3,548,490
Passenger Airlines - 0.0%
Turk Hava Yollari AO	678,443	4,483,096
TOTAL INDUSTRIALS		18,112,691
Materials - 0.0%
Metals & Mining - 0.0%
Eregli Demir ve Celik Fabrikalari TAS	4,085,497	3,657,441
TOTAL TURKEY		54,365,961
UNITED ARAB EMIRATES - 1.2%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Emirates Telecommunications Group Co PJSC	4,273,355	23,687,859
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Abu Dhabi National Oil Co for Distribution PJSC	3,542,513	3,857,896
Energy - 0.1%
Energy Equipment & Services - 0.0%
ADNOC Drilling Co PJSC	3,243,727	5,139,802
Oil, Gas & Consumable Fuels - 0.1%
Adnoc Gas PLC	8,493,529	7,630,995
ADNOC Logistics & Services	2,001,081	3,377,812
		11,008,807
TOTAL ENERGY		16,148,609
Financials - 0.6%
Banks - 0.6%
Abu Dhabi Commercial Bank PJSC	3,888,275	15,879,152
Abu Dhabi Islamic Bank PJSC	1,785,246	10,313,891
Dubai Islamic Bank PJSC	3,561,674	7,049,652
Emirates NBD Bank PJSC	2,328,042	19,141,538
First Abu Dhabi Bank PJSC	5,428,727	28,673,374
TOTAL FINANCIALS		81,057,607
Industrials - 0.0%
Passenger Airlines - 0.0%
Air Arabia PJSC	2,811,850	3,751,175
Transportation Infrastructure - 0.0%
Salik Co PJSC	2,167,414	3,139,298
TOTAL INDUSTRIALS		6,890,473
Real Estate - 0.3%
Real Estate Management & Development - 0.3%
Aldar Properties PJSC	4,732,355	9,572,937
Emaar Development PJSC	1,032,061	3,641,576
Emaar Properties PJSC	7,600,052	22,760,842
TOTAL REAL ESTATE		35,975,355
Utilities - 0.0%
Multi-Utilities - 0.0%
Dubai Electricity & Water Authority PJSC	7,292,082	5,439,778
TOTAL UNITED ARAB EMIRATES		173,057,577
UNITED STATES - 0.2%
Consumer Staples - 0.0%
Food Products - 0.0%
JBS NV Class A	400,734	5,618,291
Health Care - 0.2%
Biotechnology - 0.2%
BeOne Medicines Ltd H Shares (d)	975,830	24,139,424
Legend Biotech Corp ADR (d)	88,155	1,635,275
TOTAL HEALTH CARE		25,774,699
Materials - 0.0%
Metals & Mining - 0.0%
Aura Minerals Inc (e)	41,174	2,246,865
TOTAL UNITED STATES		33,639,855
TOTAL COMMON STOCKS (Cost $8,782,025,724)		14,320,647,221

Non-Convertible Preferred Stocks - 1.0%
	Shares	Value ($)
COLOMBIA - 0.1%
Financials - 0.1%
Banks - 0.1%
Grupo Cibest SA non-voting shares	544,081	12,847,473
KOREA (SOUTH) - 0.9%
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Hyundai Motor Co non-voting shares	26,656	3,602,858
Hyundai Motor Co Series 2	42,667	5,807,210
TOTAL CONSUMER DISCRETIONARY		9,410,068
Information Technology - 0.8%
Technology Hardware, Storage & Peripherals - 0.8%
Samsung Electronics Co Ltd non-voting shares	985,523	122,363,919
TOTAL KOREA (SOUTH)		131,773,987
RUSSIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Surgutneftegas PAO (d)(f)	5,794,540	1
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $56,017,612)		144,621,461

U.S. Treasury Obligations - 0.1%
	Yield (%) (h)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 8/13/2026 (i) (Cost $15,985,738)	3.64	16,005,000	15,988,973

Money Market Funds - 4.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (j)	3.69	547,604,128	547,713,649
Fidelity Securities Lending Cash Central Fund (j)(k)	3.72	105,444,563	105,455,108
TOTAL MONEY MARKET FUNDS (Cost $653,156,433)			653,168,757

TOTAL INVESTMENT IN SECURITIES - 101.9% (Cost $9,507,185,507)	15,134,426,412
NET OTHER ASSETS (LIABILITIES) - (1.9)% (g)	(280,901,714)
NET ASSETS - 100.0%	14,853,524,698

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
ICE MSCI Emerging Markets Index Contracts (United States)	4,772	9/2026	391,852,780	(9,657,770)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $561,011,999 or 3.8% of net assets.

(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $541,518,852 or 3.6% of net assets.

(d)	Non-income producing.
(e)	Security or a portion of the security is on loan at period end.
(f)	Level 3 security.
(g)	Includes $7,067,008 of cash collateral to cover margin requirements for futures contracts.
(h)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(i)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $15,988,973.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $119,875,234.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	301,498,042	2,490,921,535	2,244,692,648	10,981,319	(25,603)	12,323	547,713,649	547,604,128
Fidelity Securities Lending Cash Central Fund	138,125,570	675,593,535	708,259,160	2,295,617	(4,838)	1	105,455,108	105,444,563
	439,623,612	3,166,515,070	2,952,951,808	13,276,936	(30,441)	12,324	653,168,757

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.
Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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